UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-09235
                                                     ---------

                       First Defined Portfolio Fund, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
                 ---------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
                   -----------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: June 30, 2011
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------
                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2011
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------


                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2011

Shareholder Letter...........................................................  1
Market Overview..............................................................  2
Performance Summaries and Portfolio Components...............................  4
Understanding Your Fund Expenses............................................. 20
Portfolios of Investments.................................................... 21
Statements of Assets and Liabilities......................................... 42
Statements of Operations..................................................... 44
Statements of Changes in Net Assets.......................................... 46
Statements of Changes in Net Assets - Membership Interest Activity........... 48
Financial Highlights......................................................... 50
Notes to Financial Statements................................................ 58
Additional Information....................................................... 64

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Defined Portfolio Fund, LLC (the "Registrant") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Portfolio (individually called a "Portfolio" and collectively the "Portfolios") of the Registrant will achieve its investment objective. Each Portfolio is subject to market risk, which is the possibility that the market values of securities owned by the Portfolio will decline and that the value of the Portfolio Membership Interests may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Portfolios. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Registrant.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Membership Interests, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Portfolio and presents data and analysis that provide insight into each Portfolio's performance and investment approach.

By reading the market overview and discussion of each Portfolio's performance by First Trust, the Registrant's investment advisor, you may obtain an understanding of how the market environment affected its performance. The statistical information that follows may help you understand a Portfolio's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of First Trust are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Portfolios are spelled out in the prospectus, the statement of additional information, this report and other regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2011


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Defined Portfolio Fund, LLC.

First Trust Advisors L.P. ("First Trust") has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. Successful investors understand that the success they have achieved is typically because of their long-term investment perspective through all kinds of markets. While the past two years have been challenging, the markets have been recovering from their lows of 2008-2009, bringing relief to economists and investors alike.

The report you hold contains detailed information about the eight portfolios in the First Defined Portfolio Fund, LLC over the six months ended June 30, 2011. It contains a market overview and a performance analysis for the period. I encourage you to read this document and discuss it with your financial advisor.

First Trust has been through many types of markets. That's why we remain committed to being a long-term investor and investment manager and to bringing you quality investment solutions regardless of the inevitable volatility the market experiences. In addition to the First Defined Portfolio Fund, LLC, we offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. You may want to talk to your advisor about the investments First Trust offers that might also fit your financial goals.

At First Trust we continue to be committed to making available up-to-date information about your investments so you and your financial advisor have current information on your portfolio. We value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2011 and to the next edition of this report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
President of First Defined Portfolio Fund, LLC

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 22 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC and WBBM Radio and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

--------------------------------------------------------------------------------
                                MARKET OVERVIEW
--------------------------------------------------------------------------------

STATE OF THE ECONOMY/INVESTING

We believe that the current economic recovery is real, even if it has been largely a jobless one. Most economists expect the GDP growth rate in the U.S. to fall between 2.5% to 3.0% in 2011, while the International Monetary Fund has made no adjustments to its 4.5% global growth rate estimate for this year. The Federal Reserve remains committed to keeping the federal funds rate at 0-0.25% until economic activity and job creation strengthens. What has become apparent is that business conditions are so sound that many companies, both here and abroad, are actually thriving. We are encouraged by this in light of the fact that so many governments, including our own, are struggling to get their fiscal houses in order.

While U.S. corporate profits are booming, job growth remains tepid and wages stagnant. Corporate profits accounted for an unprecedented 88% of economic growth from the end of the recession in June 2009 through December 2010, according to Andrew Sum, director of the Center for Labor Market Studies at Northeastern University. That showing compares favorably with 53% after the 2001 recession, nothing after the 1991-92 recession, and 28% after the 1981-82 recession. On the other hand, wages and salaries accounted for just 1% of economic growth from 6/09-12/10. That showing compares unfavorably with 15% after the 2001 recession, 50% after the 1991-92 recession, and 25% after the 1981-82 recession.

Higher corporate profits are a global phenomenon. The 25 most profitable companies worldwide posted $137.1 billion in combined earnings in the first quarter of 2011, up from $120.5 billion, according to S&P's Capital IQ. Eight of the top 25 are U.S. companies, and these firms accounted for $44.3 billion (32%) of first quarter profits. Ten of the companies on the list are European, and they generated profits totaling $47.8 billion (35%). Five firms from China accounted for $26.3 billion (19%). The remaining two are energy companies from Russia.

The combination of low interest rates in the U.S., relatively low inflation, rising corporate earnings and record cash holdings, robust M&A activity, and a recovery in the IPO market make this an ideal time to own equities, in our opinion.

U.S. STOCKS AND BONDS

All of the major U.S. stock indices posted solid returns in the first half of 2011. The S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index were up 6.02%, 8.55%, and 7.52%, respectively, according to Bloomberg. The only major sector that did not post a gain was Financials, down 3.04%. The top-performing sector was Health Care, up 13.92%. The year-over-year estimated earnings growth rate for the companies in the S&P 500 Index is expected to be 17.3% in 2011, according to Standard & Poor's. S&P is expecting 14.9% growth in 2012.

Despite increasing outlays on buybacks and dividends, the cash and equivalent levels for the nonfinancial companies in the S&P 500, referred to as S&P Industrials (Old), rose from $940.1 billion to a record $1.1 trillion in the first quarter of 2011, according to S&P. For comparison, cash holdings stood at $654.6 billion in 2008.

In the U.S. bond market, the top-performing major debt group in the first half of 2011 was municipal bonds. The Barclays Capital Municipal Bond: Long Bond (22+ years) Index posted a total return of 5.88%. The next closest domestic category was high- yield corporate bonds, up 4.97%, as measured by the Barclays Capital U.S. Corporate High Yield Index. The Barclays Capital U.S. Treasury:
Intermediate Index posted the weakest return, up 2.2%.

--------------------------------------------------------------------------------
                         MARKET OVERVIEW - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT

                            FOREIGN STOCKS AND BONDS

Riskier debt outperformed overseas in the first half of the year, but the equities of developed markets were higher than those of emerging markets. The Barclays Capital Global Emerging Markets Index of debt securities rose 5.84%
(USD), compared to 4.38% (USD) for the Barclays Capital Global Aggregate Index of higher-quality debt. The MSCI World Index (excluding the U.S.) of stocks from developed nations posted a total return of 5.05% (USD), compared to just 0.81%
(USD) for the MSCI Emerging Markets Index. The U.S. dollar boosted returns from investments overseas for U.S. investors by declining 6.0% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY).

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT

                           JUNE 30, 2011 (UNAUDITED)

TARGET MANAGED VIP PORTFOLIO

Over the six months ended June 30, 2011, the Target Managed VIP Portfolio posted a total return of 8.29% versus 6.35% for the Russell 3000(R) Index over the same period. The NAV increased from $9.53 to $10.32 during the period.

Of the portfolio's 128 stocks, 95 advanced and 33 declined over the period. The top three performing stocks, by contribution to return, were Baidu, Inc., ADR
(BIDU), Netflix, Inc. (NFLX) and International Business Machines Corp. (IBM). The worst-performing stocks, by contribution loss, were Ford Motor Co. (F), Tata Motors Ltd. ADS (TTM) and Smith Micro Software Inc. (SMSI).

Positive stock selection in the financials, consumer discretionary, consumer staples and information technology sectors were the largest contributors to overall portfolio outperformance. An underweight in the financials sector, which was the worst sector in the benchmark, also contributed to the positive performance. Negative stock selection in the industrial sector was a modest drag on performance.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 2000-June 30, 2011

              Target Managed VIP Portfolio (a)       Dow Jones Industrial Avg.(SM)(b)         Russell 3000(R) Index (c)
Dec. 00                                  10000                                  10000                             10000
Dec. 01                                   9501                                   9456                              8860
Dec. 02                                   7506                                   8036                              6953
Dec. 03                                  10128                                  10309                              9112
Dec. 04                                  11369                                  10857                             10201
Dec. 05                                  12193                                  11043                             10829
Dec. 06                                  13596                                  13146                             12541
Dec. 07                                  14884                                  14314                             13199
Dec. 08                                   8213                                   9744                              8276
Dec. 09                                   9280                                  11954                             10622
Dec. 10                                  11056                                  13635                             12421
June 11                                  11972                                  14805                             13210

--------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                              PERIODS ENDED JUNE 30, 2011

                                                             1 YEAR          5 YEAR           10 YEAR      SINCE INCEPTION
                                 INCEPTION   SIX MONTHS      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL   AVERAGE ANNUAL
                                   DATE        RETURN     TOTAL RETURN    TOTAL RETURN     TOTAL RETURN     TOTAL RETURN
--------------------------------------------------------------------------------------------------------------------------
Target Managed VIP Portfolio (a)  10/6/99       8.29%        39.08%          -0.27%            1.48%            0.27%
Dow Jones Industrial Avg.(SM) (b)               8.58%        30.37%           4.97%            4.19%            3.73%
Russell 3000(R) Index (c)                       6.35%        32.37%           3.38%            3.46%            2.75%
--------------------------------------------------------------------------------------------------------------------------


(a) Effective April 30, 2002, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the Dow(R) Target 5 Portfolio to the Target Managed VIP Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to April 30, 2002, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The Dow Jones Industrial Average(SM) is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

(c) The Russell 3000(R) Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2011 (UNAUDITED)


TARGET MANAGED VIP PORTFOLIO (Continued)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Apple, Inc.                               4.0%
International Business Machines Corp.     3.6
McDonald's Corp.                          3.4
AT&T, Inc.                                3.3
Home Depot (The), Inc.                    3.2
Ford Motor Co.                            3.2
Microsoft Corp.                           2.9
eBay, Inc.                                2.5
Texas Instruments, Inc.                   2.3
Baidu, Inc., ADR                          2.2
----------------------------------------------
                                 Total   30.6%
                                        ======

----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Information Technology                   28.9%
Consumer Discretionary                   26.3
Telecommunication Services                9.4
Financials                                8.5
Health Care                               6.3
Utilities                                 6.1
Industrial                                5.5
Energy                                    4.6
Consumer Staples                          2.8
Materials                                 1.6
----------------------------------------------
                                 Total  100.0%
                                        ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2011 (UNAUDITED)


THE DOW(R) DART 10 PORTFOLIO

Over the six months ended June 30, 2011, The Dow(R) DART 10 Portfolio posted a total return of 2.87% versus 8.58% for the Dow Jones Industrial Average(SM) over the same period. The NAV increased from $10.11 to $10.40 during the period.

Of the portfolio's 10 stocks, 7 advanced and 3 declined over the period. The top three performing stocks, by contribution to return, were International Business Machines Corp. (IBM), McDonald's Corp. (MCD) and AT&T, Inc.(T). The worst-performing stocks, by contribution loss, were Hewlett-Packard Co. (HPQ), Microsoft Corp. (MSFT) and Wal-Mart Stores, Inc. (WMT).

International Business Machines Corp. (IBM), McDonald's Corp. (MCD) and AT&T, Inc. (T) were all up more than 10% during the first half of 2011. However, they could not offset the underperformance of the portfolio as a whole. Hewlett-Packard, Co. (HPQ) was the largest detractor from performance. Hewlett-Packard, Co. was down over 14%, as the company lowered earnings guidance amid slower PC sales. Microsoft Corp. and Wal-Mart Stores, Inc. also held back relative performance.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 2000-June 30, 2011

             The Dow(R) DART 10 Portfolio       Dow Jones Industrial Avg.(SM)(a)
Dec. 00                             10000                                  10000
Dec. 01                              8523                                   9456
Dec. 02                              6966                                   8036
Dec. 03                              8353                                  10309
Dec. 04                              8673                                  10857
Dec. 05                              8393                                  11043
Dec. 06                             10539                                  13146
Dec. 07                             10609                                  14314
Dec. 08                              7585                                   9744
Dec. 09                              8643                                  11954
Dec. 10                             10090                                  13635
June 11                             10379                                  14805

--------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                              PERIODS ENDED JUNE 30, 2011

                                                             1 YEAR          5 YEAR           10 YEAR      SINCE INCEPTION
                                 INCEPTION   SIX MONTHS      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL   AVERAGE ANNUAL
                                   DATE        RETURN     TOTAL RETURN    TOTAL RETURN     TOTAL RETURN     TOTAL RETURN
--------------------------------------------------------------------------------------------------------------------------
The Dow(R) DART 10 Portfolio      10/6/99       2.87%        25.45%           2.71%            0.29%            0.33%
Dow Jones Industrial Avg.(SM) (a)               8.58%        30.37%           4.97%            4.19%            3.73%
--------------------------------------------------------------------------------------------------------------------------



(a) The Dow Jones Industrial Average(SM) is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2011 (UNAUDITED)


THE DOW(R) DART 10 PORTFOLIO (Continued)


----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
International Business Machines Corp.    11.4%
McDonald's Corp.                         10.7
AT&T, Inc.                               10.5
Travelers (The) Cos., Inc.               10.3
Verizon Communications, Inc.             10.2
Home Depot (The), Inc.                   10.1
Procter & Gamble (The) Co.                9.7
Wal-Mart Stores, Inc.                     9.6
Microsoft Corp.                           9.1
Hewlett-Packard Co.                       8.4
----------------------------------------------
                                 Total  100.0%
                                        ======


----------------------------------------------
                                    % OF TOTAL
 SECTOR                            INVESTMENTS
----------------------------------------------
Information Technology                   28.9%
Consumer Discretionary                   20.8
Telecommunication Services               20.7
Consumer Staples                         19.3
Financials                               10.3
----------------------------------------------
                                 Total  100.0%
                                        ======

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2011 (UNAUDITED)


THE DOW(R) TARGET DIVIDEND PORTFOLIO

Over the six months ended June 30, 2011, The Dow(R) Target Dividend Portfolio posted a total return of 6.22% versus 8.39% for the Dow Jones U.S. Select Dividend Index(SM) over the same period. The NAV increased from $9.32 to $9.90 during the period.

Of the portfolio's 20 stocks, 14 advanced and 6 declined over the period. The top three performing stocks, by contribution to return, were MeadWestvaco Corp.
(MWV), Northrop Grumman Corp. (NOC) and NiSource, Inc. (NI). The worst-performing stocks, by contribution loss, were CenturyLink, Inc. (CTL), Masco Corp. (MAS) and Cincinnati Financial Corp. (CINF).

Certain stocks in the consumer discretionary sector selected by the strategy created a drag on performance, and the portfolio was underweight the consumer discretionary sector, the best-performing sector in the benchmark year-to-date. An overweight in financials was also a drag on returns, though positive stock selection helped mitigate some of the underperformance. A positive selection effect in the materials sector added to relative performance.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.

                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           May 2, 2005-June 30, 2011

          The Dow Target Dividend Portfolio    Dow Jones U.S. Select Dividend Index(SM)(a)    S&P 500(R) Index (b)

May 05                                10000                                         10000                    10000
Dec. 05                                9870                                         10529                    10879
Dec. 06                               11660                                         12587                    12598
Dec. 07                               11790                                         11938                    13290
Dec. 08                                7010                                          8240                     8373
Dec. 09                                8000                                          9157                    10589
Dec. 10                                9321                                         10835                    12184
June 11                                9901                                         11743                    12918


----------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                          PERIODS ENDED JUNE 30, 2011

                                                                          1 YEAR          5 YEAR       SINCE INCEPTION
                                              INCEPTION   SIX MONTHS      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL
                                                DATE        RETURN     TOTAL RETURN    TOTAL RETURN     TOTAL RETURN
----------------------------------------------------------------------------------------------------------------------
The Dow(R) Target Dividend Portfolio           5/2/05        6.22%        23.29%           -0.94%           -0.16%
Dow Jones U.S. Select Dividend Index(SM) (a)                 8.39%        29.92%            1.21%            2.64%
S&P 500(R) Index (b)                                         6.02%        30.69%            2.94%            4.24%
----------------------------------------------------------------------------------------------------------------------


(a) The Dow Jones U.S. Select Dividend Index(SM) is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Index. (The index reflects no deduction for fees, expenses or taxes).

(b) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2011 (UNAUDITED)


THE DOW(R) TARGET DIVIDEND PORTFOLIO (Continued)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
MeadWestvaco Corp.                        6.0%
NiSource, Inc.                            5.5
R.R. Donnelley & Sons Co.                 5.5
Chevron Corp.                             5.4
Cleco Corp.                               5.4
Alliant Energy Corp.                      5.3
AT&T, Inc.                                5.1
Pinnacle West Capital Corp.               5.1
Northrop Grumman Corp.                    5.1
Integrys Energy Group, Inc.               5.1
----------------------------------------------
                                 Total   53.5%
                                        ======


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Utilities                                40.4%
Financials                               18.3
Industrial                               15.5
Telecommunication Services                9.3
Materials                                 6.0
Energy                                    5.4
Consumer Discretionary                    5.1
----------------------------------------------
                                 Total  100.0%
                                        ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2011 (UNAUDITED)


GLOBAL DIVIDEND TARGET 15 PORTFOLIO

Over the six months ended June 30, 2011, the Global Dividend Target 15 Portfolio posted a total return of 2.54% versus 5.29% for the Morgan Stanley Capital International Developed Markets World Index over the same period. The NAV increased from $21.22 to $21.76 during the period.

Of the portfolio's 15 stocks, 11 advanced and 4 declined over the period. The top three performing stocks, by contribution to return, were Pfizer, Inc. (PFE), PetroChina Co. Ltd. (857 HK) and Kraft Foods, Inc. (KFT). The worst-performing stocks, by contribution loss, were Esprit Holdings Ltd. (330 HK), Man Group PLC (EMG LN) and BOC Hong Kong Ltd. (2388 HK).

Certain stocks selected in the consumer discretionary sector led to the portfolio's underperformance over the period. An overweight in financials, along with poor stock selection in the sector, also was a drag on performance. The five Dow Jones Industrial holdings in the portfolio were up 11% on average, while the five Hang Seng holdings were down over 6% on average.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           Dec 31, 2000-June 30, 2011

            Global Dividend Target 15 Portfolio (a)      MSCI Developed Markets World Index (b)
Dec. 00                                       10000                                       10000
Dec. 01                                        9758                                        8318
Dec. 02                                        8323                                        6664
Dec. 03                                       11162                                        8870
Dec. 04                                       14000                                       10175
Dec. 05                                       15424                                       11141
Dec. 06                                       21354                                       13376
Dec. 07                                       24202                                       14585
Dec. 08                                       13848                                        8647
Dec. 09                                       19536                                       11240
Dec. 10                                       21435                                       12562
June 11                                       21979                                       13227


-----------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                       PERIODS ENDED JUNE 30, 2011

                                                                      1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                                          INCEPTION   SIX MONTHS      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL   AVERAGE ANNUAL
                                            DATE        RETURN     TOTAL RETURN    TOTAL RETURN     TOTAL RETURN     TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------
Global Dividend Target 15 Portfolio (a)    10/6/99      2.54%         21.97%          4.65%            8.14%             6.85%
MSCI Developed Markets World Index (b)                  5.29%         30.51%          2.28%            3.98%             2.33%
-----------------------------------------------------------------------------------------------------------------------------------



(a) Effective May 2, 2005, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the Global Target 15 Portfolio to the Global Dividend Target 15 Portfolio.

(b) The Morgan Stanley Capital International Developed Markets World Index ("MSCI Developed Markets World Index") is based on the share prices of approximately 1,600 companies listed on stock exchanges in the twenty-two countries that make up the MSCI National Indices. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2011 (UNAUDITED)


GLOBAL DIVIDEND TARGET 15 PORTFOLIO (Continued)


----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Pfizer, Inc.                              7.7%
PetroChina Co., Ltd., H Shares            7.5
BT Group PLC                              7.5
Kraft Foods, Inc., Class A                7.4
RSA Insurance Group PLC                   7.2
AT&T, Inc.                                7.1
Intel Corp.                               7.0
Verizon Communications, Inc.              6.9
Industrial & Commercial Bank of
   China Ltd.                             6.9
Vodafone Group PLC                        6.7
----------------------------------------------
                                 Total   71.9%
                                        ======


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Financials                               31.4%
Telecommunication Services               28.1
Health Care                               7.7
Energy                                    7.5
Consumer Staples                          7.4
Information Technology                    7.0
Industrial                                6.5
Consumer Discretionary                    4.4
----------------------------------------------
                                 Total  100.0%
                                        ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2011 (UNAUDITED)


S&P(R) TARGET 24 PORTFOLIO

Over the six months ended June 30, 2011, the S&P(R) Target 24 Portfolio posted a total return of 12.90% versus 6.02% for the S&P 500(R) Index over the same period. The NAV increased from $9.46 to $10.68 during the period.

Of the portfolio's 24 stocks, 20 advanced and 4 declined over the period. The top three performing stocks, by contribution to return, were Biogen, Idec Inc.
(BIIB), Netflix, Inc. (NFLX) and Philip Morris International, Inc. (PM). The worst-performing stocks, by contribution loss, were Berkshire Hathaway, Inc. (BRK/B), Freeport McMoRan Copper & Gold (FCX) and Huntington Ingalls Industries
(HII).

The health care, information technology, consumer discretionary, consumer staples, financials and industrial sectors all had positive selection effects, which contributed to the overall portfolio outperformance. The materials and energy sectors had negative selection effects and were a drag on relative performance.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 2000-June 30, 2011

            S&P(R) Target 24 Portfolio (a)     S&P 500(R) Index (b)
Dec. 00                              10000                    10000
Dec. 01                               7537                     8811
Dec. 02                               6436                     6864
Dec. 03                               7987                     8833
Dec. 04                               9078                     9794
Dec. 05                               9455                    10275
Dec. 06                               9727                    11898
Dec. 07                              10136                    12552
Dec. 08                               7306                     7908
Dec. 09                               8313                    10001
Dec. 10                               9917                    11507
June 11                              11196                    12201



-----------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                       PERIODS ENDED JUNE 30, 2011

                                                                      1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                                          INCEPTION   SIX MONTHS      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL   AVERAGE ANNUAL
                                            DATE        RETURN     TOTAL RETURN    TOTAL RETURN     TOTAL RETURN     TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------
S&P(R) Target 24 Portfolio (a)             10/6/99      12.90%        48.13%          3.85%            2.33%             0.56%
S&P 500(R) Index (b)                                     6.02%        30.69%          2.94%            2.72%             1.80%
-----------------------------------------------------------------------------------------------------------------------------------



(a) Effective April 30, 2002, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the S&P(R) Target 10 Portfolio to the S&P(R) Target 24 Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to April 30,2002, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2011 (UNAUDITED)


S&P(R) TARGET 24 PORTFOLIO (Continued)


----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Texas Instruments, Inc.                  13.2%
Exxon Mobil Corp.                        11.7
Philip Morris International, Inc.         9.9
Berkshire Hathaway, Inc.                  9.9
Biogen Idec, Inc.                         7.9
Northrop Grumman Corp.                    6.0
Netflix, Inc.                             5.1
AutoZone, Inc.                            4.7
Teradata Corp.                            3.5
Xilinx, Inc.                              3.3
----------------------------------------------
                                 Total   75.2%
                                        ======


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Information Technology                   19.9%
Financials                               15.0
Health Care                              13.7
Consumer Staples                         12.3
Energy                                   12.2
Consumer Discretionary                   12.1
Industrial                               11.5
Materials                                 3.3
----------------------------------------------
                                 Total  100.0%
                                        ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2011 (UNAUDITED)


NASDAQ(R) TARGET 15 PORTFOLIO

Over the six months ended June 30, 2011, the NASDAQ(R) Target 15 Portfolio posted a total return of 13.59% versus 5.23% for the NASDAQ 100 Index(R) over the same period. The NAV increased from $9.27 to $10.53 during the period.

Of the portfolio's 15 stocks, 13 advanced and 2 declined over the period. The top three performing stocks, by contribution to return, were Baidu, Inc., ADR
(BIDU), Netflix, Inc. (NFLX) and priceline.com, Inc. (PCLN). The worst-performing stocks, by contribution loss, were SanDisk Corp. (SNDK), Lam Research Corp. (LRCX) and NII Holdings (NIHD).

Positive allocation and selection effects in the consumer discretionary and information technology sectors helped the portfolio handily beat the NASDAQ 100 benchmark.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 2000-June 30, 2011

              NASDAQ(R) Target 15 Portfolio      NASDAQ(R) 100 Index (a)
Dec. 00                               10000                        10000
Dec. 01                                7182                         6738
Dec. 02                                5303                         4210
Dec. 03                                7213                         6293
Dec. 04                                7019                         6969
Dec. 05                                7252                         7101
Dec. 06                                7896                         7619
Dec. 07                                9612                         9085
Dec. 08                                4720                         5308
Dec. 09                                5520                         8208
Dec. 10                                7197                         9862
June 11                                8175                        10377



-----------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                       PERIODS ENDED JUNE 30, 2011

                                                                      1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                                          INCEPTION   SIX MONTHS      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL   AVERAGE ANNUAL
                                            DATE        RETURN     TOTAL RETURN    TOTAL RETURN     TOTAL RETURN     TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------
NASDAQ(R) Target 15 Portfolio              10/6/99      13.59%        52.39%          2.23%            -0.12%            0.44%
NASDAQ(R) 100 Index (a)                                  5.23%        34.74%          8.79%             2.88%           -0.35%
-----------------------------------------------------------------------------------------------------------------------------------



(a) The NASDAQ(R) 100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ(R). (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2011 (UNAUDITED)


NASDAQ(R) TARGET 15 PORTFOLIO (Continued)


----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Baidu, Inc., ADR                          9.3%
Netflix, Inc.                             8.6
Altera Corp.                              8.4
priceline.com, Inc.                       8.3
eBay, Inc.                                7.5
Millicom International Cellular S.A.      7.0
Apple, Inc.                               6.8
Cognizant Technology Solutions Corp.,
   Class A                                6.5
Joy Global, Inc.                          6.1
Ross Stores, Inc.                         5.9
----------------------------------------------
                                 Total   74.4%
                                        ======


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Information Technology                   47.3%
Consumer Discretionary                   39.6
Telecommunication Services                7.0
Industrial                                6.1
----------------------------------------------
                                 Total  100.0%
                                        ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2011 (UNAUDITED)


FIRST TRUST TARGET FOCUS FOUR PORTFOLIO

Over the six months ended June 30, 2011, the First Trust Target Focus Four Portfolio posted a total return of 2.42% versus 6.02% for the S&P 500(R) Index over the same period. The NAV increased from $4.95 to $5.07 during the period.

Of the portfolio's 129 stocks, 72 advanced and 57 declined over the period. The top three performing stocks, by contribution to return, were Fossil, Inc.
(FOSL), MetroPCS Communications, Inc. (PCS) and MeadWestvaco Corp. (MWV). The worst-performing stocks, by contribution loss, were Ford Motor Co. (F), Tata Motors Ltd. ADS (TTM) and Finisar Corp. (FNSR).

The portfolio was underweight financials, the worst-performing sector in the benchmark. The underweight, along with positive stock selection, led to positive relative contribution from the sector. There was also a positive selection effect from the energy sector along with positive allocation from utilities. Performance was hampered by an underweight in the health care sector which was the best-performing sector in the benchmark. Stock selection in the consumer discretionary, industrials and information technology sectors was also a drag on performance.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 2000-June 30, 2011

            First Trust Target Focus Four Portfolio (a)    S&P 500(R) Index (b)
Dec. 00                                           10000                   10000
Dec. 01                                            6436                    8811
Dec. 02                                            4064                    6864
Dec. 03                                            5566                    8833
Dec. 04                                            6198                    9794
Dec. 05                                            6234                   10275
Dec. 06                                            6484                   11898
Dec. 07                                            6853                   12552
Dec. 08                                            3850                    7908
Dec. 09                                            4958                   10001
Dec. 10                                            5900                   11507
June 11                                            6042                   12201


-----------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                       PERIODS ENDED JUNE 30, 2011

                                                                      1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                                          INCEPTION   SIX MONTHS      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL   AVERAGE ANNUAL
                                            DATE        RETURN     TOTAL RETURN    TOTAL RETURN     TOTAL RETURN     TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------
First Trust Target Focus Four
   Portfolio (a)                           10/6/99      2.42%         27.07%          -0.92%           -1.30%           -5.62%
S&P 500(R) Index (b)                                    6.02%         30.69%           2.94%            2.72%            1.80%
-----------------------------------------------------------------------------------------------------------------------------------




(a) Effective November 19, 2007, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the First Trust 10 Uncommon Values Portfolio to the First Trust Target Focus Four Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to November 19, 2007, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2011 (UNAUDITED)


FIRST TRUST TARGET FOCUS FOUR PORTFOLIO (Continued)


----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Ford Motor Co.                            6.0%
Tata Motors Ltd., ADR                     3.4
Cleco Corp.                               2.4
Fossil, Inc.                              2.2
TRW Automotive Holdings Corp.             2.0
Autoliv, Inc.                             2.0
Atmel Corp.                               1.9
MeadWestvaco Corp.                        1.9
MetroPCS Communications, Inc.             1.8
NiSource, Inc.                            1.7
----------------------------------------------
                                 Total   25.3%
                                        ======


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Consumer Discretionary                   24.5%
Utilities                                16.4
Financials                               13.2
Industrial                               12.5
Energy                                    9.2
Information Technology                    9.0
Telecommunication Services                7.6
Materials                                 5.1
Health Care                               1.8
Consumer Staples                          0.7
----------------------------------------------
                                 Total  100.0%
                                        ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2011 (UNAUDITED)


VALUE LINE(R) TARGET 25 PORTFOLIO

Over the six months ended June 30, 2011, the Value Line(R) Target 25 Portfolio posted a total return of 5.36% versus 6.35% for the Russell 3000(R) Index over the same period. The NAV increased from $3.73 to $3.93 during the period.

Of the portfolio's 25 stocks, 14 advanced and 11 declined over the period. The top three performing stocks, by contribution to return, were Fossil Inc. (FOSL), MetroPCS Communications, Inc. (PCS) and RPC, Inc. (RES). The worst-performing stocks, by contribution loss, were Tata Motors Ltd. ADS (TTM), Finisar Corp.
(FNSR) and Ford Motor Co. (F).

The portfolio slightly underperformed the benchmark primarily because of certain stocks selected by the strategy in the industrial and information technology sectors. The portfolio benefited from positive selection and allocation effects in the consumer discretionary sector. Performance was also helped by positive stock selection in the energy sector.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.


                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 2000-June 30, 2011

            Value Line(R) Target 25 Portfolio (a)      Russell 3000(R) Index (b)
Dec. 00                                     10000                          10000
Dec. 01                                      4453                           8860
Dec. 02                                      2543                           6953
Dec. 03                                      3584                           9112
Dec. 04                                      4356                          10201
Dec. 05                                      5215                          10829
Dec. 06                                      5365                          12541
Dec. 07                                      6341                          13199
Dec. 08                                      2865                           8276
Dec. 09                                      3069                          10622
Dec. 10                                      4002                          12421
June 11                                      4217                          13210




-----------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                       PERIODS ENDED JUNE 30, 2011

                                                                      1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                                          INCEPTION   SIX MONTHS      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL   AVERAGE ANNUAL
                                            DATE        RETURN     TOTAL RETURN    TOTAL RETURN     TOTAL RETURN     TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------
Value Line(R) Target 25 Portfolio (a)      10/6/99      5.36%         45.56%          -3.52%           -3.06%           -7.65%
Russell 3000 Index (b)                                  6.35%         32.37%           3.38%            3.46%            2.75%
-----------------------------------------------------------------------------------------------------------------------------------



(a) Effective April 30, 2002, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the First Trust Internet Portfolio to the Value Line(R) Target 25 Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to April 30, 2002, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The Russell 3000(R) Index is composed of 3000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2011 (UNAUDITED)


VALUE LINE(R) TARGET 25 PORTFOLIO (Continued)


----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Fossil, Inc.                             10.8%
MetroPCS Communications, Inc.             8.6
Atmel Corp.                               8.0
TRW Automotive Holdings Corp.             7.8
Autoliv, Inc.                             6.9
Ford Motor Co.                            5.7
Tata Motors Ltd., ADR                     5.4
RPC, Inc.                                 5.1
Deckers Outdoor Corp.                     4.8
Sally Beauty Holdings, Inc.               4.2
----------------------------------------------
                                 Total   67.3%
                                        ======


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Consumer Discretionary                   52.1%
Information Technology                   21.9
Industrial                               11.6
Telecommunication Services                9.4
Energy                                    5.0
----------------------------------------------
                                 Total  100.0%
                                        ======

FIRST DEFINED PORTFOLIO FUND, LLC
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2011 (UNAUDITED)

As a shareholder of the Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio or Value Line (R) Target 25 Portfolio (the "Portfolios"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2011 to June 30, 2011.

                                ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                   HYPOTHETICAL
                                                      ACTUAL EXPENSES                       (5% RETURN BEFORE EXPENSES)
                                            ------------------------------------  -----------------------------------------------
                                                                      EXPENSES                              EXPENSES
                                            BEGINNING     ENDING    PAID DURING   BEGINNING      ENDING    PAID DURING
                                             ACCOUNT     ACCOUNT     PERIOD (A)    ACCOUNT      ACCOUNT    PERIOD (A)
                                              VALUE       VALUE     01/01/2011-     VALUE        VALUE     01/01/2011-   EXPENSE
                                            01/01/2011  06/30/2011   06/30/2011   01/01/2011   06/30/2011  06/30/2011   RATIO (b)
                                            ----------  ----------  ------------  ----------   ----------  -----------  ---------
Target Managed VIP Portfolio....            $1,000.00   $1,082.90      $7.59       $1,000.00    $1,017.50     $7.35       1.47%
The Dow(R) DART 10 Portfolio......           1,000.00    1,028.70       7.39        1,000.00     1,017.50      7.35       1.47
The Dow(R) Target Dividend Portfolio         1,000.00    1,062.20       7.52        1,000.00     1,017.50      7.35       1.47
Global Dividend Target 15 Portfolio          1,000.00    1,025.40       7.38        1,000.00     1,017.50      7.35       1.47
S&P(R) Target 24 Portfolio........           1,000.00    1,129.00       7.76        1,000.00     1,017.50      7.35       1.47
NASDAQ(R) Target 15 Portfolio.....           1,000.00    1,135.90       7.78        1,000.00     1,017.50      7.35       1.47
First Trust Target Focus Four Portfolio      1,000.00    1,024.20       6.88        1,000.00     1,018.00      6.85       1.37
Value Line(R) Target 25 Portfolio.           1,000.00    1,053.60       7.48        1,000.00     1,017.50      7.35       1.47



(a) Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

(b)   These expense ratios reflect expense caps.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

   SHARES                                     DESCRIPTION                                           VALUE
-----------  ------------------------------------------------------------------------------     --------------
 COMMON STOCKS - 99.0%

             AEROSPACE & DEFENSE - 1.4%
      2,470  GeoEye, Inc. (b)..............................................................     $       92,378
        651  Huntington Ingalls Industries, Inc. (b).......................................             22,460
      4,132  Northrop Grumman Corp. .......................................................            286,554
                                                                                                --------------
                                                                                                       401,392
                                                                                                --------------

             AIR FREIGHT & LOGISTICS - 0.1%
      2,005  Park-Ohio Holdings Corp. (b)..................................................             42,386
                                                                                                --------------

             AIRLINES - 0.2%
      6,593  US Airways Group, Inc. (b)....................................................             58,744
                                                                                                --------------

             AUTO COMPONENTS - 2.5%
      3,659  Autoliv, Inc. ................................................................            287,048
      2,511  Tenneco, Inc. (b).............................................................            110,660
      4,968  TRW Automotive Holdings Corp. (b).............................................            293,261
                                                                                                --------------
                                                                                                       690,969
                                                                                                --------------

             AUTOMOBILES - 3.1%
     63,565  Ford Motor Co. (b)............................................................            876,561
                                                                                                --------------

             BIOTECHNOLOGY - 1.4%
      3,549  Biogen Idec, Inc. (b).........................................................            379,459
                                                                                                --------------

             CHEMICALS - 0.6%
      2,389  Innophos Holdings, Inc........................................................            116,583
        345  PPG Industries, Inc...........................................................             31,323
        229  Sherwin-Williams (The) Co. ...................................................             19,206
                                                                                                --------------
                                                                                                       167,112
                                                                                                --------------

             COMMERCIAL BANKS - 3.4%
     22,278  Banco Bilbao Vizcaya Argentaria S.A., ADR.....................................            261,544
     21,203  Banco Santander S.A., ADR.....................................................            244,046
      1,889  Bank of The Ozarks, Inc.......................................................             98,341
      3,721  Community Bank System, Inc. ..................................................             92,244
     12,815  F.N.B. Corp...................................................................            132,635
     14,566  Susquehanna Bancshares, Inc...................................................            116,528
                                                                                                --------------
                                                                                                       945,338
                                                                                                --------------

             COMMUNICATIONS EQUIPMENT - 1.0%
      3,411  Finisar Corp. (b).............................................................             61,500
      4,012  NetGear, Inc. (b).............................................................            175,405
      5,495  Oclaro, Inc. (b)..............................................................             36,926
                                                                                                --------------
                                                                                                       273,831
                                                                                                --------------

             COMPUTERS & PERIPHERALS - 4.5%
      3,271  Apple, Inc. (b)...............................................................          1,097,977
      3,859  SanDisk Corp. (b).............................................................            160,148
                                                                                                --------------
                                                                                                     1,258,125
                                                                                                --------------

             CONSUMER FINANCE - 1.1%
      5,188  EZCORP, Inc. (b)..............................................................            184,563
      1,770  World Acceptance Corp. (b)....................................................            116,059
                                                                                                --------------
                                                                                                       300,622
                                                                                                --------------

                       See Notes to Financial Statements                  Page 2

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JUNE 30, 2011 (UNAUDITED)

   SHARES                                     DESCRIPTION                                           VALUE
-----------  ------------------------------------------------------------------------------     --------------
 COMMON STOCKS - (Continued)

             CONTAINERS & PACKAGING - 0.3%
      9,454  Boise, Inc....................................................................     $       73,647
                                                                                                --------------

             DIVERSIFIED CONSUMER SERVICES - 0.3%
      1,080  Pre-Paid Legal Services, Inc. (b).............................................             71,809
                                                                                                --------------

             DIVERSIFIED FINANCIAL SERVICES - 0.6%
      1,909  Portfolio Recovery Associates, Inc. (b).......................................            161,864
                                                                                                --------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 6.9%
     29,056  AT&T, Inc.....................................................................            912,649
     17,536  Deutsche Telekom AG, ADR......................................................            274,088
     10,677  France Telecom S.A., ADR......................................................            227,313
      3,211  General Communication, Inc. (b)...............................................             38,757
     15,297  Koninklijke Kpn N.V., ADR.....................................................            223,948
      9,856  Telefonica S.A., ADR..........................................................            241,373
                                                                                                --------------
                                                                                                     1,918,128
                                                                                                --------------

             ELECTRIC UTILITIES - 3.7%
      7,400  E.ON AG, ADR..................................................................            210,456
     44,823  Enel SpA, ADR.................................................................            294,487
      7,300  Iberdrola S.A., ADR...........................................................            260,902
     11,517  Scottish & Southern Energy PLC, ADR...........................................            259,363
                                                                                                --------------
                                                                                                     1,025,208
                                                                                                --------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
      1,899  DTS, Inc. (b).................................................................             77,005
      4,098  Power-One, Inc. (b)...........................................................             33,194
      6,285  Vishay Intertechnology, Inc. (b)..............................................             94,526
                                                                                                --------------
                                                                                                       204,725
                                                                                                --------------

             ENERGY EQUIPMENT & SERVICES - 0.6%
        319  FMC Technologies, Inc. (b)....................................................             14,288
      6,196  RPC, Inc......................................................................            152,050
                                                                                                --------------
                                                                                                       166,338
                                                                                                --------------

             FOOD PRODUCTS - 0.9%
      2,444  Diamond Foods, Inc............................................................            186,575
        808  Mead Johnson Nutrition Co. ...................................................             54,580
                                                                                                --------------
                                                                                                       241,155
                                                                                                --------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
      1,390  C.R. Bard, Inc................................................................            152,705
      3,110  Cyberonics, Inc. (b)..........................................................             86,925
      1,797  Varian Medical Systems, Inc. (b)..............................................            125,826
                                                                                                --------------
                                                                                                       365,456
                                                                                                --------------

             HEALTH CARE PROVIDERS & SERVICES - 0.7%
      1,388  Air Methods Corp. (b).........................................................            103,739
      3,676  Hanger Orthopedic Group, Inc. (b).............................................             89,952
                                                                                                --------------
                                                                                                       193,691
                                                                                                --------------

             HOTELS, RESTAURANTS & LEISURE - 3.8%
     11,061  McDonald's Corp. .............................................................            932,664
      7,920  Texas Roadhouse, Inc..........................................................            138,877
                                                                                                --------------
                                                                                                     1,071,541
                                                                                                --------------

Page 22                See Notes to Financial Statements

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JUNE 30, 2011 (UNAUDITED)

   SHARES                                     DESCRIPTION                                           VALUE
-----------  ------------------------------------------------------------------------------     --------------
 COMMON STOCKS - (Continued)

             INSURANCE - 3.4%
      1,997  ACE Ltd. .....................................................................     $      131,443
      6,115  Berkshire Hathaway, Inc. (b)..................................................            473,240
      1,798  Chubb Corp....................................................................            112,573
      8,660  Zurich Financial Services AG, ADR.............................................            219,444
                                                                                                --------------
                                                                                                       936,700
                                                                                                --------------

             INTERNET & CATALOG RETAIL - 3.7%
      9,249  Liberty Media Corp. - Interactive, Class A (b)................................            155,106
      1,796  Netflix, Inc. (b).............................................................            471,791
        800  priceline.com, Inc. (b).......................................................            409,544
                                                                                                --------------
                                                                                                     1,036,441
                                                                                                --------------
             INTERNET SOFTWARE & SERVICES - 5.2%
      4,330  Baidu, Inc., ADR (b)..........................................................            606,763
     21,286  eBay, Inc. (b)................................................................            686,899
      5,095  j2 Global Communications, Inc. (b)............................................            143,832
                                                                                                --------------
                                                                                                     1,437,494
                                                                                                --------------

             IT SERVICES - 5.9%
      4,716  Cardtronics, Inc. (b).........................................................            110,590
      4,889  Cognizant Technology Solutions Corp., Class A (b).............................            358,559
      5,812  International Business Machines Corp..........................................            997,049
      2,773  Teradata Corp. (b)............................................................            166,935
                                                                                                --------------
                                                                                                     1,633,133
                                                                                                --------------

             LEISURE EQUIPMENT & PRODUCTS - 0.2%
      2,076  Sturm Ruger & Co, Inc.........................................................             45,568
                                                                                                --------------

             LIFE SCIENCES TOOLS & SERVICES - 0.5%
      6,501  PAREXEL International Corp. (b)...............................................            153,164
                                                                                                --------------

             MACHINERY - 2.9%
      1,692  Joy Global, Inc. .............................................................            161,146
      3,517  NN, Inc. (b)..................................................................             52,614
      1,643  Pall Corp.....................................................................             92,386
     21,952  Tata Motors Ltd., ADR.........................................................            494,140
                                                                                                --------------
                                                                                                       800,286
                                                                                                --------------

             MEDIA - 1.2%
      3,012  Arbitron, Inc. ...............................................................            124,486
      2,047  Valassis Communications, Inc. (b).............................................             62,024
      5,165  Virgin Media, Inc. ...........................................................            154,589
                                                                                                --------------
                                                                                                       341,099
                                                                                                --------------

             METALS & MINING - 0.4%
      1,987  Freeport-McMoRan Copper & Gold, Inc...........................................            105,112
                                                                                                --------------

             MULTI-UTILITIES - 2.4%
      6,182  GDF Suez S.A., ADR............................................................            227,188
      5,035  National Grid PLC, ADR........................................................            248,880
      3,393  RWE AG, ADR...................................................................            188,312
                                                                                                --------------
                                                                                                       664,380
                                                                                                --------------

                       See Notes to Financial Statements                 Page 23

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JUNE 30, 2011 (UNAUDITED)

   SHARES                                     DESCRIPTION                                           VALUE
-----------  ------------------------------------------------------------------------------     --------------
 COMMON STOCKS - (Continued)

             MULTILINE RETAIL - 1.3%
      2,409  Dillard's, Inc. ..............................................................     $      125,605
      2,031  Dollar Tree, Inc. (b).........................................................            135,305
      2,181  Family Dollar Stores, Inc. ...................................................            114,634
                                                                                                --------------
                                                                                                       375,544
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 3.9%
      5,129  Eni S.p.A., ADR...............................................................            243,884
      6,872  Exxon Mobil Corp. ............................................................            559,243
        181  Newfield Exploration Co. (b)..................................................             12,312
      4,175  Total S.A., ADR...............................................................            241,482
     12,910  USEC, Inc. (b)................................................................             43,119
                                                                                                --------------
                                                                                                     1,100,040
                                                                                                --------------

             PAPER & FOREST PRODUCTS - 0.3%
      5,139  Kapstone Paper and Packaging Corp. (b)........................................             85,153
                                                                                                --------------

             PHARMACEUTICALS - 2.3%
      4,853  Astrazeneca PLC, ADR..........................................................            242,990
      5,705  GlaxoSmithKline PLC, ADR......................................................            244,744
      7,134  Impax Laboratories, Inc. (b)..................................................            155,450
                                                                                                --------------
                                                                                                       643,184
                                                                                                --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.7%
      5,103  Altera Corp. .................................................................            236,524
     19,338  Atmel Corp. (b)...............................................................            272,086
      5,182  Fairchild Semiconductor International, Inc. (b)...............................             86,591
     16,026  GT Solar International, Inc. (b)..............................................            259,621
      2,013  LAM Research Corp. (b)........................................................             89,136
     11,626  RF Micro Devices, Inc. (b)....................................................             71,151
     19,264  Texas Instruments, Inc. ......................................................            632,437
      6,634  TriQuint Semiconductor, Inc. (b)..............................................             67,600
      4,291  Xilinx, Inc...................................................................            156,493
                                                                                                --------------
                                                                                                     1,871,639
                                                                                                --------------

             SOFTWARE - 4.7%
      3,661  ACI Worldwide, Inc. (b).......................................................            123,632
     30,448  Microsoft Corp. ..............................................................            791,648
      4,594  NetScout Systems, Inc. (b)....................................................             95,969
      3,826  Smith Micro Software, Inc. (b)................................................             16,108
      4,055  Synchronoss Technologies, Inc. (b)............................................            128,665
      2,796  Ultimate Software Group, Inc. (b).............................................            152,186
                                                                                                --------------
                                                                                                     1,308,208
                                                                                                --------------

             SPECIALTY RETAIL - 7.0%
        758  AutoZone, Inc. (b)............................................................            223,496
      2,866  Childrens Place Retail Stores (The), Inc. (b).................................            127,508
      3,097  Hibbett Sports, Inc. (b)......................................................            126,079
     24,409  Home Depot (The), Inc.........................................................            884,094
      3,344  Monro Muffler Brake, Inc. ....................................................            124,698
      4,010  Pier 1 Imports, Inc. (b)......................................................             46,396
      1,938  Ross Stores, Inc..............................................................            155,272


Page 24                See Notes to Financial Statements

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JUNE 30, 2011 (UNAUDITED)

   SHARES                                     DESCRIPTION                                             VALUE
------------ ------------------------------------------------------------------------------     -------------
 COMMON STOCKS - (Continued)

             SPECIALTY RETAIL - (Continued)
      7,456  Sally Beauty Holdings, Inc. (b)...............................................     $      127,498
      3,107  Vitamin Shoppe, Inc. (b)......................................................            142,176
                                                                                                --------------
                                                                                                     1,957,217
                                                                                                --------------

             TEXTILES, APPAREL & LUXURY GOODS - 2.8%
      1,639  Deckers Outdoor Corp. (b).....................................................            144,461
      2,758  Fossil, Inc. (b)..............................................................            324,672
      2,137  G-III Apparel Group Ltd. (b)..................................................             73,684
      2,610  Maidenform Brands, Inc. (b)...................................................             72,193
      4,665  Steven Madden Ltd. (b)........................................................            174,984
                                                                                                --------------
                                                                                                       789,994
                                                                                                --------------

             TOBACCO - 1.9%
        585  Lorillard, Inc................................................................             63,689
      7,098  Philip Morris International, Inc. ............................................            473,933
                                                                                                --------------
                                                                                                       537,622
                                                                                                --------------

             TRADING COMPANIES & DISTRIBUTORS - 0.8%
      2,532  United Rentals, Inc. (b)......................................................             64,313
        979  W.W. Grainger, Inc. ..........................................................            150,423
                                                                                                --------------
                                                                                                       214,736
                                                                                                --------------

             WIRELESS TELECOMMUNICATION SERVICES - 2.4%
     14,961  MetroPCS Communications, Inc. (b).............................................            257,479
      1,785  Millicom International Cellular S.A...........................................            185,193
      8,515  Vodafone Group PLC, ADR.......................................................            227,521
                                                                                                --------------
                                                                                                       670,193
                                                                                                --------------

             TOTAL INVESTMENTS - 99.0%.....................................................         27,595,008
             (Cost $24,940,779) (c)

             NET OTHER ASSETS AND LIABILITIES - 1.0%.......................................            285,447
                                                                                                --------------
             NET ASSETS - 100.0%...........................................................     $   27,880,455
                                                                                                ==============

---------------------------------------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,669,470 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,015,241.

      ADR American Depositary Receipt

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2        LEVEL 3
                                                             TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                            VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                           6/30/2011        PRICES         INPUTS         INPUTS
                                                          ------------   ------------   ------------   ------------
Common Stocks*.......................................     $ 27,595,008   $ 27,595,008   $         --   $         --
                                                          ============   ============   ============   ============

* See the Portfolio of Investments for industry breakout.


                       See Notes to Financial Statements                 Page 25

THE DOW (R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

   SHARES                                     DESCRIPTION                                           VALUE
-----------  ------------------------------------------------------------------------------     --------------
 COMMON STOCKS - 98.5%

             COMPUTERS & PERIPHERALS - 8.3%
     12,020  Hewlett-Packard Co............................................................     $      437,528
                                                                                                --------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 20.4%
     17,355  AT&T, Inc.....................................................................            545,121
     14,298  Verizon Communications, Inc...................................................            532,314
                                                                                                --------------
                                                                                                     1,077,435
                                                                                                --------------

             FOOD & STAPLES RETAILING - 9.5%
      9,406  Wal-Mart Stores, Inc..........................................................            499,835
                                                                                                --------------

             HOTELS, RESTAURANTS & LEISURE - 10.5%
      6,607  McDonald's Corp...............................................................            557,102
                                                                                                --------------

             HOUSEHOLD PRODUCTS - 9.5%
      7,898  Procter & Gamble (The) Co. ...................................................            502,076
                                                                                                --------------

             INSURANCE - 10.1%
      9,150  Travelers (The) Cos., Inc. ...................................................            534,177
                                                                                                --------------

             IT SERVICES - 11.3%
      3,471  International Business Machines Corp..........................................            595,450
                                                                                                --------------

             SOFTWARE - 8.9%
     18,184  Microsoft Corp. ..............................................................            472,784
                                                                                                --------------

             SPECIALTY RETAIL - 10.0%
     14,579  Home Depot (The), Inc.........................................................            528,051
                                                                                                --------------

             TOTAL INVESTMENTS - 98.5%.....................................................          5,204,438
             (Cost $4,923,688) (b)

             NET OTHER ASSETS AND LIABILITIES - 1.5%.......................................             80,886
                                                                                                --------------
             NET ASSETS - 100.0%...........................................................     $    5,285,324
                                                                                                ==============

---------------------------------------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $400,002 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $119,252.


VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2        LEVEL 3
                                                             TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                            VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                           6/30/2011        PRICES         INPUTS         INPUTS
                                                          ------------   ------------   ------------   ------------
Common Stocks*.......................................     $  5,204,438   $  5,204,438   $         --   $         --
                                                          ============   ============   ============   ============

* See the Portfolio of Investments for industry breakout.

Page 26                See Notes to Financial Statements

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (1)
JUNE 30, 2011 (UNAUDITED)

   SHARES                                     DESCRIPTION                                           VALUE
-----------  ------------------------------------------------------------------------------     --------------
 COMMON STOCKS - 99.2%

             AEROSPACE & DEFENSE - 5.5%
      2,478  Huntington Ingalls Industries, Inc. (b).......................................      $      85,491
     15,725  Northrop Grumman Corp. .......................................................          1,090,529
                                                                                                --------------
                                                                                                     1,176,020
                                                                                                --------------

             BUILDING PRODUCTS - 4.5%
     80,273  Masco Corp....................................................................            965,684
                                                                                                --------------

             COMMERCIAL BANKS - 4.9%
    101,721  F.N.B. Corp...................................................................          1,052,812
                                                                                                --------------

             COMMERCIAL SERVICES & SUPPLIES - 5.4%
     59,666  R.R. Donnelley & Sons Co......................................................          1,170,050
                                                                                                --------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 9.2%
     34,810  AT&T, Inc.....................................................................          1,093,382
     22,058  Centurylink, Inc..............................................................            891,805
                                                                                                --------------
                                                                                                     1,985,187
                                                                                                --------------

             ELECTRIC UTILITIES - 19.7%
     32,871  Cleco Corp. ..................................................................          1,145,555
     26,335  Edison International..........................................................          1,020,481
     14,353  Entergy Corp..................................................................            980,023
     24,466  Pinnacle West Capital Corp. ..................................................          1,090,694
                                                                                                --------------
                                                                                                     4,236,753
                                                                                                --------------

             HOUSEHOLD DURABLES - 5.0%
     44,205  Leggett & Platt, Inc..........................................................          1,077,718
                                                                                                --------------

             INSURANCE - 8.9%
     31,973  Allstate Corp.................................................................            976,136
     31,914  Cincinnati Financial Corp.....................................................            931,250
                                                                                                --------------
                                                                                                     1,907,386
                                                                                                --------------

             MULTI-UTILITIES - 20.4%
     27,686  Alliant Energy Corp. .........................................................          1,125,713
     33,605  Black Hills Corp..............................................................          1,011,174
     20,809  Integrys Energy Group, Inc. ..................................................          1,078,739
     57,871  NiSource, Inc. ...............................................................          1,171,888
                                                                                                --------------
                                                                                                     4,387,514
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 5.3%
     11,167  Chevron Corp. ................................................................          1,148,414
                                                                                                --------------

             PAPER & FOREST PRODUCTS - 6.0%
     38,734  MeadWestvaco Corp.............................................................          1,290,230
                                                                                                --------------

             THRIFTS & MORTGAGE FINANCE - 4.4%
     71,800  First Niagara Financial Group, Inc............................................            947,760
                                                                                                --------------

             TOTAL INVESTMENTS - 99.2%.....................................................         21,345,528
             (Cost $19,965,365) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.8%.......................................            181,081
                                                                                                --------------
             NET ASSETS - 100.0%...........................................................     $   21,526,609
                                                                                                ==============

                       See Notes to Financial Statements                 Page 27

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JUNE 30, 2011 (UNAUDITED)

---------------------------------------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,714,887 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $334,724.

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2        LEVEL 3
                                                             TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                            VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                           6/30/2011        PRICES         INPUTS         INPUTS
                                                          ------------   ------------   ------------   ------------
Common Stocks*.......................................     $ 21,345,528   $ 21,345,528   $         --   $         --
                                                          ============   ============   ============   ============


* See the Portfolio of Investments for industry breakout.


Page 28                See Notes to Financial Statements

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

   SHARES                                     DESCRIPTION                                           VALUE
-----------  ------------------------------------------------------------------------------     --------------
 COMMON STOCKS - 98.3%

             CHINA - 20.2%
  4,168,000  Bank of China Ltd.............................................................     $    2,029,989
  2,986,000  Industrial & Commercial Bank of China Ltd.....................................          2,267,796
  1,698,000  PetroChina Co., Ltd., H Shares................................................          2,483,172
                                                                                                --------------
                                                                                                     6,780,957
                                                                                                --------------

             HONG KONG - 9.9%
    647,000  BOC Hong Kong Holdings Ltd....................................................          1,879,055
    464,000  Esprit Holdings Ltd...........................................................          1,442,980
                                                                                                --------------
                                                                                                     3,322,035
                                                                                                --------------

             UNITED KINGDOM - 32.7%
    418,430  BAE Systems PLC...............................................................          2,138,924
    761,193  BT Group PLC..................................................................          2,461,688
    469,893  Man Group PLC.................................................................          1,787,354
  1,102,684  RSA Insurance Group PLC.......................................................          2,387,405
    832,646  Vodafone Group PLC............................................................          2,209,003
                                                                                                --------------
                                                                                                    10,984,374
                                                                                                --------------

             UNITED STATES - 35.5%
     74,349  AT&T, Inc.....................................................................          2,335,302
    104,067  Intel Corp....................................................................          2,306,125
     69,049  Kraft Foods, Inc., Class A....................................................          2,432,596
    123,816  Pfizer, Inc. .................................................................          2,550,610
     61,246  Verizon Communications, Inc...................................................          2,280,188
                                                                                                --------------
                                                                                                    11,904,821
                                                                                                --------------

             TOTAL INVESTMENTS - 98.3%.....................................................         32,992,187
             (Cost $33,238,222) (b)

             NET OTHER ASSETS AND LIABILITIES - 1.7%.......................................            560,218
                                                                                                --------------
             NET ASSETS - 100.0%$..........................................................      $  33,552,405
                                                                                                ==============

---------------------------------------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,234,870 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,480,905.

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2        LEVEL 3
                                                             TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                            VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                           6/30/2011        PRICES         INPUTS         INPUTS
                                                          ------------   ------------   ------------   ------------
Common Stocks*.......................................     $ 32,992,187   $ 32,992,187   $         --   $         --
                                                          ============   ============   ============   ============

* See the Portfolio of Investments for country breakout.


                       See Notes to Financial Statements                 Page 29

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JUNE 30, 2011 (UNAUDITED)


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:


        Diversified Telecommunication Services....................  21.1%
        Commercial Banks..........................................  18.4
        Pharmaceuticals ..........................................   7.6
        Oil, Gas & Consumable Fuels...............................   7.4
        Food Products   ..........................................   7.2
        Insurance.................................................   7.1
        Semiconductors & Semiconductor Equipment..................   6.9
        Wireless Telecommunication Services.......................   6.6
        Aerospace & Defense.......................................   6.4
        Capital Markets ..........................................   5.3
        Specialty Retail..........................................   4.3
        Net Other Assets and Liabilities..........................   1.7
                                                                   ------
                                                                   100.0%
                                                                   ======


Page 30                See Notes to Financial Statements

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

   SHARES                                     DESCRIPTION                                           VALUE
-----------  ------------------------------------------------------------------------------     --------------
 COMMON STOCKS - 99.2%

             AEROSPACE & DEFENSE - 6.4%
      1,371  Huntington Ingalls Industries, Inc. (b).......................................     $       47,300
      8,707  Northrop Grumman Corp. .......................................................            603,830
                                                                                                --------------
                                                                                                       651,130
                                                                                                --------------

             BIOTECHNOLOGY - 7.8%
      7,478  Biogen Idec, Inc. (b).........................................................            799,548
                                                                                                --------------

             CHEMICALS - 1.1%
        727  PPG Industries, Inc...........................................................             66,005
        483  Sherwin-Williams (The) Co. ...................................................             40,509
                                                                                                --------------
                                                                                                       106,514
                                                                                                --------------

             ENERGY EQUIPMENT & SERVICES - 0.3%
        674  FMC Technologies, Inc. (b)....................................................             30,189
                                                                                                --------------

             FOOD PRODUCTS - 1.1%
      1,704  Mead Johnson Nutrition Co. ...................................................            115,105
                                                                                                --------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 5.8%
      2,928  C.R. Bard, Inc................................................................            321,670
      3,785  Varian Medical Systems, Inc. (b)..............................................            265,026
                                                                                                --------------
                                                                                                       586,696
                                                                                                --------------

             INSURANCE - 14.8%
      4,212  ACE Ltd. .....................................................................            277,234
     12,888  Berkshire Hathaway, Inc. (b)..................................................            997,402
      3,788  Chubb Corp....................................................................            237,167
                                                                                                --------------
                                                                                                     1,511,803
                                                                                                --------------

             INTERNET & CATALOG RETAIL - 5.0%
      1,950  Netflix, Inc. (b).............................................................            512,245
                                                                                                --------------

             IT SERVICES - 3.5%
      5,844  Teradata Corp. (b)............................................................            351,809
                                                                                                --------------

             MACHINERY - 1.9%
      3,462  Pall Corp.....................................................................            194,668
                                                                                                --------------

             METALS & MINING - 2.2%
      4,187  Freeport-McMoRan Copper & Gold, Inc...........................................            221,492
                                                                                                --------------

             MULTILINE RETAIL - 2.4%
      4,597  Family Dollar Stores, Inc.....................................................            241,618
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 11.8%
     14,483  Exxon Mobil Corp. ............................................................          1,178,626
        380  Newfield Exploration Co. (b)..................................................             25,848
                                                                                                --------------
                                                                                                     1,204,474
                                                                                                --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.3%
     40,593  Texas Instruments, Inc. ......................................................          1,332,668
      9,044  Xilinx, Inc...................................................................            329,835
                                                                                                --------------
                                                                                                     1,662,503
                                                                                                --------------

             SPECIALTY RETAIL - 4.6%
      1,599  AutoZone, Inc. (b)............................................................            471,465
                                                                                                --------------

                       See Notes to Financial Statements                  Page 3

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JUNE 30, 2011 (UNAUDITED)

   SHARES                                     DESCRIPTION                                             VALUE
------------ ------------------------------------------------------------------------------     -------------
 COMMON STOCKS - (Continued)

             TOBACCO - 11.1%
      1,231  Lorillard, Inc................................................................     $      134,019
     14,959  Philip Morris International, Inc..............................................            998,812
                                                                                                --------------
                                                                                                     1,132,831
                                                                                                --------------

             TRADING COMPANIES & DISTRIBUTORS - 3.1%
      2,062  W.W. Grainger, Inc. ..........................................................            316,826
                                                                                                --------------

             TOTAL INVESTMENTS - 99.2%.....................................................         10,110,916
             (Cost $9,063,493) (c)

             NET OTHER ASSETS AND LIABILITIES - 0.8%.......................................             86,520
                                                                                                --------------
             NET ASSETS - 100.0%...........................................................     $   10,197,436
                                                                                                ==============

---------------------------------------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,131,143 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $83,720.

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2        LEVEL 3
                                                             TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                            VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                           6/30/2011        PRICES         INPUTS         INPUTS
                                                          ------------   ------------   ------------   ------------
Common Stocks*.......................................     $ 10,110,916   $ 10,110,916   $         --   $         --
                                                          ============   ============   ============   ============

* See the Portfolio of Investments for industry breakout.


Page 32                See Notes to Financial Statements

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

   SHARES                                     DESCRIPTION                                           VALUE
-----------  ------------------------------------------------------------------------------     --------------
 COMMON STOCKS - 98.2%

             COMPUTERS & PERIPHERALS - 12.0%
      1,167  Apple, Inc. (b)...............................................................     $      391,727
      7,626  SanDisk Corp. (b).............................................................            316,479
                                                                                                --------------
                                                                                                       708,206
                                                                                                --------------

             INTERNET & CATALOG RETAIL - 22.4%
     20,252  Liberty Media Corp. - Interactive, Class A (b)................................            339,626
      1,904  Netflix, Inc. (b).............................................................            500,162
        936  priceline.com, Inc. (b).......................................................            479,166
                                                                                                --------------
                                                                                                     1,318,954
                                                                                                --------------

             INTERNET SOFTWARE & SERVICES - 16.4%
      3,830  Baidu, Inc., ADR (b)..........................................................            536,698
     13,388  eBay, Inc. (b)................................................................            432,031
                                                                                                --------------
                                                                                                       968,729
                                                                                                --------------

             IT SERVICES - 6.4%
      5,119  Cognizant Technology Solutions Corp., Class A (b).............................            375,428
                                                                                                --------------

             MACHINERY - 6.0%
      3,704  Joy Global, Inc. .............................................................            352,769
                                                                                                --------------

             MEDIA - 5.7%
     11,310  Virgin Media, Inc.............................................................            338,508
                                                                                                --------------

             MULTILINE RETAIL - 5.0%
      4,447  Dollar Tree, Inc. (b).........................................................            296,259
                                                                                                --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.6%
     10,543  Altera Corp...................................................................            488,668
      4,408  LAM Research Corp. (b)........................................................            195,186
                                                                                                --------------
                                                                                                       683,854
                                                                                                --------------

             SPECIALTY RETAIL - 5.8%
      4,244  Ross Stores, Inc..............................................................            340,029
                                                                                                --------------

             WIRELESS TELECOMMUNICATION SERVICES - 6.9%
      3,908  Millicom International Cellular S.A...........................................            405,455
                                                                                                --------------

             TOTAL INVESTMENTS - 98.2%.....................................................          5,788,191
             (Cost $5,233,237) (c)

             NET OTHER ASSETS AND LIABILITIES - 1.8%.......................................            103,866
                                                                                                --------------
             NET ASSETS - 100.0%...........................................................     $    5,892,057
                                                                                                ==============

---------------------------------------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $647,815 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $92,861.

ADR   American Depositary Receipt

                       See Notes to Financial Statements                 Page 33

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JUNE 30, 2011 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2        LEVEL 3
                                                             TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                            VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                           6/30/2011        PRICES         INPUTS         INPUTS
                                                          ------------   ------------   ------------   ------------
Common Stocks*.......................................     $  5,788,191   $  5,788,191   $         --   $         --
                                                          ============   ============   ============   ============

* See the Portfolio of Investments for industry breakout.


Page 34                See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

   SHARES                                     DESCRIPTION                                           VALUE
-----------  ------------------------------------------------------------------------------     --------------
 COMMON STOCKS - 98.6%

             AEROSPACE & DEFENSE - 2.1%
      1,183  Ceradyne, Inc. (b)............................................................     $       46,125
        407  Huntington Ingalls Industries, Inc. (b).......................................             14,042
      2,578  Northrop Grumman Corp. .......................................................            178,784
                                                                                                --------------
                                                                                                       238,951
                                                                                                --------------

             AIR FREIGHT & LOGISTICS - 0.3%
      1,573  Park-Ohio Holdings Corp. (b)..................................................             33,253
                                                                                                --------------

             AIRLINES - 0.4%
      5,178  US Airways Group, Inc. (b)....................................................             46,136
                                                                                                --------------

             AUTO COMPONENTS - 4.7%
      2,874  Autoliv, Inc. ................................................................            225,465
      1,973  Tenneco, Inc. (b).............................................................             86,950
      3,903  TRW Automotive Holdings Corp. (b).............................................            230,394
                                                                                                --------------
                                                                                                       542,809
                                                                                                --------------

             AUTOMOBILES - 6.7%
     49,931  Ford Motor Co. (b)............................................................            688,549
      1,128  Honda Motor Co., Ltd., ADR....................................................             43,552
        563  Toyota Motor Corp., ADR.......................................................             46,402
                                                                                                --------------
                                                                                                       778,503
                                                                                                --------------

             BUILDING PRODUCTS - 1.4%
     13,156  Masco Corp....................................................................            158,267
                                                                                                --------------

             CAPITAL MARKETS - 0.7%
        856  Deutsche Bank AG..............................................................             50,709
      1,052  Piper Jaffray Cos. (b)........................................................             30,308
                                                                                                --------------
                                                                                                        81,017
                                                                                                --------------

             CHEMICALS - 1.1%
      1,449  Ashland, Inc..................................................................             93,634
        958  OM Group, Inc. (b)............................................................             38,933
                                                                                                --------------
                                                                                                       132,567
                                                                                                --------------

             COMMERCIAL BANKS - 4.9%
      4,217  Banco Santander S.A., ADR.....................................................             48,538
      2,702  Barclays PLC, ADR.............................................................             44,394
      3,799  East West Bancorp, Inc........................................................             76,778
     16,674  F.N.B. Corp...................................................................            172,576
      3,586  International Bancshares Corp. ...............................................             59,994
      8,228  Mitsubishi UFJ Financial Group, Inc., ADR.....................................             39,741
     11,583  Mizuho Financial Group, Inc., ADR.............................................             37,992
      6,195  Sumitomo Mitsui Financial Group, Inc., ADR....................................             38,099
        384  Westpac Banking Corp., ADR....................................................             46,141
                                                                                                --------------
                                                                                                       564,253
                                                                                                --------------

             COMMERCIAL SERVICES & SUPPLIES - 2.0%
      1,183  G&K Services, Inc. ...........................................................             40,056
      9,778  R.R. Donnelley & Sons Co......................................................            191,747
                                                                                                --------------
                                                                                                       231,803
                                                                                                --------------

                       See Notes to Financial Statements                 Page 35

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JUNE 30, 2011 (UNAUDITED)

   SHARES                                     DESCRIPTION                                           VALUE
-----------  ------------------------------------------------------------------------------     --------------
 COMMON STOCKS - (Continued)

             COMMUNICATIONS EQUIPMENT - 1.0%
      1,540  Bel Fuse, Inc.................................................................     $       33,403
        938  Black Box Corp................................................................             29,331
      2,682  Finisar Corp. (b).............................................................             48,356
                                                                                                --------------
                                                                                                       111,090
                                                                                                --------------

             CONSTRUCTION MATERIALS - 0.2%
      7,694  Headwaters, Inc. (b)..........................................................             24,082
                                                                                                --------------

             CONTAINERS & PACKAGING - 0.3%
      3,703  Myers Industries, Inc. .......................................................             38,067
                                                                                                --------------

             DIVERSIFIED FINANCIAL SERVICES - 0.5%
      4,637  ING Groep N.V., ADR (b).......................................................             57,360
                                                                                                --------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 4.8%
      5,705  AT&T, Inc.....................................................................            179,194
      3,614  Centurylink, Inc..............................................................            146,114
      3,105  China Unicom (Hong Kong), Ltd., ADR...........................................             62,938
      2,122  France Telecom S.A., ADR......................................................             45,177
      2,523  General Communication, Inc. (b)...............................................             30,453
      1,980  Nippon Telegraph & Telephone Corp., ADR.......................................             47,877
      3,432  Telecom Italia SpA, ADR.......................................................             47,705
                                                                                                --------------
                                                                                                       559,458
                                                                                                --------------

             ELECTRIC UTILITIES - 9.3%
      7,781  Cleco Corp. ..................................................................            271,168
      4,317  Edison International..........................................................            167,284
      2,352  Entergy Corp..................................................................            160,595
      3,814  Great Plains Energy, Inc......................................................             79,064
      3,359  Korea Electric Power Corp., ADR...............................................             44,574
      5,295  NV Energy, Inc. ..............................................................             81,278
      4,012  Pinnacle West Capital Corp. ..................................................            178,855
      5,625  PNM Resources, Inc............................................................             94,162
                                                                                                --------------
                                                                                                     1,076,980
                                                                                                --------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.4%
      2,169  Arrow Electronics, Inc., (b)..................................................             90,014
      2,054  Benchmark Electronics, Inc. (b)...............................................             33,891
      2,294  Electro Scientific Industries, Inc. (b).......................................             44,274
        858  Hitachi Ltd., ADR.............................................................             51,102
      3,875  Ingram Micro, Inc. (b)........................................................             70,293
      3,216  Power-One, Inc. (b)...........................................................             26,050
      4,936  Vishay Intertechnology, Inc. (b)..............................................             74,237
                                                                                                --------------
                                                                                                       389,861
                                                                                                --------------

             ENERGY EQUIPMENT & SERVICES - 4.5%
        781  Bristow Group, Inc. ..........................................................             39,847
      3,084  Exterran Holdings, Inc. (b)...................................................             61,156
      6,161  Helix Energy Solutions Group, Inc. (b)........................................            102,026
      4,115  Pioneer Drilling Co. (b)......................................................             62,713
      4,867  RPC, Inc. ....................................................................            119,436
        361  SEACOR Holdings, Inc. ........................................................             36,085
      1,612  Unit Corp. (b)................................................................             98,219
                                                                                                --------------
                                                                                                       519,482
                                                                                                --------------


Page 36                See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JUNE 30, 2011 (UNAUDITED)

   SHARES                                     DESCRIPTION                                           VALUE
-----------  ------------------------------------------------------------------------------     --------------
 COMMON STOCKS - (Continued)

             FOOD PRODUCTS - 0.7%
      3,521  Smithfield Foods, Inc. (b)....................................................     $       77,004
                                                                                                --------------

             HEALTH CARE PROVIDERS & SERVICES - 1.3%
      1,103  Amedisys, Inc. (b)............................................................             29,373
      4,189  Cross Country Healthcare, Inc. (b)............................................             31,836
      3,978  Kindred Healthcare, Inc. (b)..................................................             85,408
                                                                                                --------------
                                                                                                       146,617
                                                                                                --------------

             HOTELS, RESTAURANTS & LEISURE - 0.5%
      7,258  Boyd Gaming Corp. (b).........................................................             63,145
                                                                                                --------------

             HOUSEHOLD DURABLES - 3.7%
      3,227  American Greetings Corp.......................................................             77,577
      7,245  Leggett & Platt, Inc..........................................................            176,633
      1,270  Mohawk Industries, Inc. (b)...................................................             76,187
      3,158  Panasonic Corp., ADR..........................................................             38,654
      1,242  Sony Corp., ADR...............................................................             32,777
      8,643  Standard Pacific Corp. (b)....................................................             28,954
                                                                                                --------------
                                                                                                       430,782
                                                                                                --------------

             INSURANCE - 5.6%
      5,240  Allstate Corp.................................................................            159,977
      2,283  American Financial Group, Inc.................................................             81,480
      5,230  Cincinnati Financial Corp.....................................................            152,611
        586  Infinity Property & Casualty Corp.............................................             32,031
      2,604  Manulife Financial Corp.......................................................             45,987
      2,747  Protective Life Corp..........................................................             63,538
      1,630  Stancorp Financial Group, Inc. ...............................................             68,770
      1,475  Sun Life Financial, Inc. .....................................................             44,368
                                                                                                --------------
                                                                                                       648,762
                                                                                                --------------

             INTERNET SOFTWARE & SERVICES - 0.3%
      5,540  United Online, Inc............................................................             33,406
                                                                                                --------------

             IT SERVICES - 0.7%
      5,631  Convergys Corp. (b)...........................................................             76,807
                                                                                                --------------

             LEISURE EQUIPMENT & PRODUCTS - 0.3%
      2,019  Jakks Pacific, Inc. (b).......................................................             37,170
                                                                                                --------------

             LIFE SCIENCES TOOLS & SERVICES - 0.5%
      7,390  Affymetrix, Inc. (b)..........................................................             58,603
                                                                                                --------------

             MACHINERY - 4.5%
      2,763  NN, Inc. (b)..................................................................             41,335
     17,241  Tata Motors Ltd., ADR.........................................................            388,095
      2,831  Trinity Industries, Inc. .....................................................             98,745
                                                                                                --------------
                                                                                                       528,175
                                                                                                --------------

             MEDIA - 1.3%
      3,626  E.W. Scripps Co. (b)..........................................................             35,063
      2,491  Scholastic Corp...............................................................             66,261
      1,609  Valassis Communications, Inc. (b).............................................             48,753
                                                                                                --------------
                                                                                                       150,077
                                                                                                --------------

                       See Notes to Financial Statements                 Page 37

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JUNE 30, 2011 (UNAUDITED)

   SHARES                                     DESCRIPTION                                           VALUE
-----------  ------------------------------------------------------------------------------     --------------
 COMMON STOCKS - (Continued)

             METALS & MINING - 1.0%
        419  POSCO, ADR....................................................................     $       45,512
      1,449  Reliance Steel & Aluminum Co..................................................             71,943
                                                                                                --------------
                                                                                                       117,455
                                                                                                --------------

             MULTI-UTILITIES - 6.9%
      4,537  Alliant Energy Corp. .........................................................            184,474
      5,509  Black Hills Corp..............................................................            165,766
      3,409  Integrys Energy Group, Inc....................................................            176,723
      3,680  MDU Resources Group, Inc......................................................             82,800
      9,486  NiSource, Inc.................................................................            192,091
                                                                                                --------------
                                                                                                       801,854
                                                                                                --------------

             MULTILINE RETAIL - 0.8%
      1,893  Dillard's, Inc................................................................             98,701
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 4.6%
      1,830  Chevron Corp. ................................................................            188,197
      2,968  Comstock Resources, Inc. (b)..................................................             85,449
      1,021  Eni S.p.A., ADR...............................................................             48,548
      2,119  Penn Virginia Corp. ..........................................................             27,992
      1,217  Petroleo Brasileiro S.A., ADR.................................................             41,208
      2,333  Plains Exploration & Production Co. (b).......................................             88,934
      1,603  Repsol YPF S.A., ADR..........................................................             55,720
                                                                                                --------------
                                                                                                       536,048
                                                                                                --------------

             PAPER & FOREST PRODUCTS - 2.4%
      7,718  Louisiana-Pacific Corp. (b)...................................................             62,825
      6,350  MeadWestvaco Corp.............................................................            211,518
                                                                                                --------------
                                                                                                       274,343
                                                                                                --------------

             PROFESSIONAL SERVICES - 0.5%
      1,963  CDI Corp......................................................................             26,088
      1,933  Kelly Services, Inc. (b)......................................................             31,895
                                                                                                --------------
                                                                                                        57,983
                                                                                                --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
     15,190  Atmel Corp. (b)...............................................................            213,723
      4,068  Fairchild Semiconductor International, Inc. (b)...............................             67,976
      3,302  Pericom Semiconductor Corp. (b)...............................................             29,520
      9,133  RF Micro Devices, Inc. (b)....................................................             55,894
      5,214  TriQuint Semiconductor, Inc. (b)..............................................             53,131
                                                                                                --------------
                                                                                                       420,244
                                                                                                --------------

             SPECIALTY RETAIL - 2.2%
        885  Group 1 Automotive, Inc.......................................................             36,444
      2,729  Haverty Furniture Cos., Inc...................................................             31,411
      2,600  Lithia Motors, Inc............................................................             51,038
      3,150  Pier 1 Imports, Inc. (b)......................................................             36,446
      5,855  Sally Beauty Holdings, Inc. (b)...............................................            100,120
                                                                                                --------------
                                                                                                       255,459
                                                                                                --------------

Page 38                See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JUNE 30, 2011 (UNAUDITED)

   SHARES                                     DESCRIPTION                                           VALUE
-----------  ------------------------------------------------------------------------------     --------------
 COMMON STOCKS - (Continued)

             TEXTILES, APPAREL & LUXURY GOODS - 3.8%
      1,287  Deckers Outdoor Corp. (b).....................................................     $      113,436
      2,167  Fossil, Inc. (b)..............................................................            255,099
      2,320  Movado Group, Inc.............................................................             39,695
      1,342  Perry Ellis International, Inc. (b)...........................................             33,886
                                                                                                --------------
                                                                                                       442,116
                                                                                                --------------

             THRIFTS & MORTGAGE FINANCE - 1.3%
     11,770  First Niagara Financial Group, Inc............................................            155,364
                                                                                                --------------

             TRADING COMPANIES & DISTRIBUTORS - 1.1%
      2,066  GATX Corp.....................................................................             76,690
      1,988  United Rentals, Inc. (b)......................................................             50,495
                                                                                                --------------
                                                                                                       127,185
                                                                                                --------------

             WIRELESS TELECOMMUNICATION SERVICES - 2.7%
     11,749  MetroPCS Communications, Inc. (b).............................................            202,200
      2,560  NTT DoCoMo, Inc., ADR.........................................................             45,850
      2,017  Telephone & Data Systems, Inc.................................................             62,688
                                                                                                --------------
                                                                                                       310,738
                                                                                                --------------

             TOTAL INVESTMENTS - 98.6%.....................................................         11,431,977
             (Cost $11,185,199) (c)

             NET OTHER ASSETS AND LIABILITIES - 1.4%.......................................            157,333
                                                                                                --------------
             NET ASSETS - 100.0%...........................................................     $   11,589,310
                                                                                                ==============

---------------------------------------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $906,522 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $659,744.

ADR   American Depositary Receipt


VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2        LEVEL 3
                                                             TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                            VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                           6/30/2011        PRICES         INPUTS         INPUTS
                                                          ------------   ------------   ------------   ------------
Common Stocks*.......................................     $ 11,431,977   $ 11,431,977   $         --   $         --
                                                          ============   ============   ============   ============

* See the Portfolio of Investments for industry breakout.

                       See Notes to Financial Statements                 Page 39

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2011 (UNAUDITED)

   SHARES                                     DESCRIPTION                                           VALUE
-----------  ------------------------------------------------------------------------------     --------------
 COMMON STOCKS - 98.6%

             AIR FREIGHT & LOGISTICS - 0.9%
      4,711  Park-Ohio Holdings Corp. (b)..................................................     $       99,591
                                                                                                --------------

             AIRLINES - 1.9%
     23,666  US Airways Group, Inc. (b)....................................................            210,864
                                                                                                --------------

             AUTO COMPONENTS - 18.2%
      9,499  Autoliv, Inc. ................................................................            745,197
      9,014  Tenneco, Inc. (b).............................................................            397,247
     14,300  TRW Automotive Holdings Corp. (b).............................................            844,129
                                                                                                --------------
                                                                                                     1,986,573
                                                                                                --------------

             AUTOMOBILES - 5.7%
     44,836  Ford Motor Co. (b)............................................................            618,288
                                                                                                --------------

             COMMUNICATIONS EQUIPMENT - 2.0%
     12,244  Finisar Corp. (b).............................................................            220,759
                                                                                                --------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
      7,547  General Communication, Inc. (b)...............................................             91,092
                                                                                                --------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.3%
     16,116  Power-One, Inc. (b)...........................................................            130,540
     22,557  Vishay Intertechnology, Inc. (b)..............................................            339,257
                                                                                                --------------
                                                                                                       469,797
                                                                                                --------------

             ENERGY EQUIPMENT & SERVICES - 5.0%
     22,242  RPC, Inc......................................................................            545,819
                                                                                                --------------

             MACHINERY - 6.5%
      8,264  NN, Inc. (b)..................................................................            123,629
     25,935  Tata Motors Ltd., ADR.........................................................            583,797
                                                                                                --------------
                                                                                                       707,426
                                                                                                --------------

             MEDIA - 2.0%
      7,349  Valassis Communications, Inc. (b).............................................            222,675
                                                                                                --------------

             MULTILINE RETAIL - 4.1%
      8,646  Dillard's, Inc. ..............................................................            450,802
                                                                                                --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.3%
     61,621  Atmel Corp. (b)...............................................................            867,008
     18,601  Fairchild Semiconductor International, Inc. (b)...............................            310,823
     41,727  RF Micro Devices, Inc. (b)....................................................            255,369
     23,813  TriQuint Semiconductor, Inc. (b)..............................................            242,654
                                                                                                --------------
                                                                                                     1,675,854
                                                                                                --------------

             SPECIALTY RETAIL - 6.0%
     17,556  Pier 1 Imports, Inc. (b)......................................................            203,123
     26,762  Sally Beauty Holdings, Inc. (b)...............................................            457,630
                                                                                                --------------
                                                                                                       660,753
                                                                                                --------------

             TEXTILES, APPAREL & LUXURY GOODS - 15.4%
      5,880  Deckers Outdoor Corp. (b).....................................................            518,263
      9,900  Fossil, Inc. (b)..............................................................          1,165,428
                                                                                                --------------
                                                                                                     1,683,691
                                                                                                --------------

Page 40                See Notes to Financial Statements

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
JUNE 30, 2011 (UNAUDITED)

   SHARES                                     DESCRIPTION                                           VALUE
-----------  ------------------------------------------------------------------------------     --------------
 COMMON STOCKS - (Continued)

             TRADING COMPANIES & DISTRIBUTORS - 2.1%
      9,089  United Rentals, Inc. (b)......................................................     $      230,861
                                                                                                --------------

             WIRELESS TELECOMMUNICATION SERVICES - 8.4%
     53,695  MetroPCS Communications, Inc. (b).............................................            924,091
                                                                                                --------------

             TOTAL INVESTMENTS - 98.6%.....................................................         10,798,936
             (Cost $10,060,817) (c)

             NET OTHER ASSETS AND LIABILITIES - 1.4%.......................................            149,067
                                                                                                --------------
             NET ASSETS - 100.0%...........................................................     $   10,948,003
                                                                                                ==============


---------------------------------------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) -Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,482,355 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $744,236.

ADR   American Depositary Receipt


VALUATION INPUTS

A summary of the inputs used to value the Portfolio's investments as of June 30, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2        LEVEL 3
                                                             TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                            VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                           6/30/2011        PRICES         INPUTS         INPUTS
                                                          ------------   ------------   ------------   ------------
Common Stocks*.......................................     $ 10,798,936   $ 10,798,936   $         --   $         --
                                                          ============   ============   ============   ============

* See the Portfolio of Investments for industry breakout.


                       See Notes to Financial Statements                 Page 41

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2011 (UNAUDITED)

                                                                                             THE DOW(R)       GLOBAL
                                                                 TARGET       THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10        DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                              ------------   ------------   ------------   ------------
ASSETS:
Investments, at value (1)...................................  $ 27,595,008   $  5,204,438   $ 21,345,528   $ 32,992,187
Cash........................................................       293,876        106,635        274,656        372,872
Prepaid expenses............................................           463             87            384            644
Receivables:
    Dividends...............................................        50,210          1,471         40,675        364,915
    Membership Interests purchased..........................        30,978             --             --             --
    From Investment Advisor.................................            --            620             --             --
    Interest................................................            13              2             12             20
                                                              ------------   ------------   ------------   ------------
     Total Assets...........................................    27,970,548      5,313,253     21,661,255     33,730,638
                                                              ------------   ------------   ------------   ------------

LIABILITIES:
Payables:
    Membership Interests redeemed...........................            --            560         74,967         97,350
    Investment securities purchased.........................            --             --             --             --
    Membership Interest servicing fees......................        23,869          4,675         19,046         29,540
    Audit fees..............................................         8,409          8,408          8,409          8,408
    Printing fees...........................................         7,180          7,228          7,194          7,146
    Licensing fees..........................................        25,921          2,174          3,682             --
    Investment advisory fees................................         8,942             --          8,746         14,981
    12b-1 service fees......................................         5,600          1,092          4,509          6,927
    Custodian fees..........................................         4,954          1,311          2,892          6,442
    Administrative fees.....................................         1,814            354          1,461          2,244
    Legal fees..............................................         1,463            330          1,290          2,105
    Trustees' fees and expenses.............................            61             76            114            314
Other liabilities...........................................         1,880          1,721          2,336          2,776
                                                              ------------   ------------   ------------   ------------
     Total Liabilities......................................        90,093         27,929        134,646        178,233
                                                              ------------   ------------   ------------   ------------
NET ASSETS..................................................  $ 27,880,455   $  5,285,324   $ 21,526,609   $ 33,552,405
                                                              ============   ============   ============   ============
(1) Investments, at cost....................................  $ 24,940,779   $  4,923,688   $ 19,965,365   $ 33,238,222
                                                              ============   ============   ============   ============
NET ASSETS consist of:
Paid-in capital.............................................  $  2,957,827   $  3,008,915   $ 25,529,789   $ 17,870,556
Accumulated net investment income (loss)....................     3,745,061      1,458,205      6,871,904     12,803,804
Accumulated net realized gain (loss) on investments
   and foreign currency transactions........................    18,523,338        537,453    (12,255,247)     3,125,849
Net unrealized appreciation (depreciation) on investments
   and foreign currency translation.........................     2,654,229        280,751      1,380,163       (247,804)
                                                              ------------   ------------   ------------   ------------
NET ASSETS..................................................  $ 27,880,455   $  5,285,324   $ 21,526,609   $ 33,552,405
                                                              ============   ============   ============   ============
NET ASSET VALUE, offering price and redemption price of
   Membership Interests outstanding (Net Assets /
   Membership Interests outstanding)........................  $      10.32   $      10.40   $       9.90   $      21.76
                                                              ============   ============   ============   ============
Number of Membership Interests outstanding..................     2,701,911        508,431      2,174,214      1,541,752
                                                              ============   ============   ============   ============


Page 42                See Notes to Financial Statements

               First Trust
   S&P(R)       NASDAQ(R)        Target      Value Line(R)
 Target 24      Target 15      Focus Four     Target 25
 Portfolio      Portfolio      Portfolio      Portfolio
------------   ------------   ------------   ------------

$ 10,110,916   $  5,788,191   $ 11,431,977   $ 10,798,936
      97,493         93,540        396,095        187,451
         120             65            171            195

      13,993             --         14,176            432
      10,184         37,734             --          2,132
          --            638          4,637             --
           5              2              5              4
------------   ------------   ------------   ------------
  10,232,711      5,920,170     11,847,061     10,989,150
------------   ------------   ------------   ------------



          --             --         38,814             --
          --             --        175,150             --
       8,235          4,970         10,154          9,468
       8,409          8,409          8,409          8,408
       7,220          7,225          7,212          7,212
       2,479          2,479          8,134          6,630
       1,932             --             --          1,881
       2,102          1,208          2,393          2,199
       2,325          1,600          4,117          1,730
         681            391            775            712
         431            309            564            706
          16             13             24            111
       1,445          1,509          2,005          2,090
------------   ------------   ------------   ------------
      35,275         28,113        257,751         41,147
------------   ------------   ------------   ------------
$ 10,197,436   $  5,892,057   $ 11,589,310   $ 10,948,003
============   ============   ============   ============
$  9,063,492   $  5,233,237   $ 11,185,199   $ 10,060,817
============   ============   ============   ============

$  7,899,352   $  8,443,991   $ 28,223,218   $ 10,946,759
     122,807       (459,964)       110,668     (1,235,488)

   1,127,853     (2,646,924)   (16,991,354)       498,613

   1,047,424        554,954        246,778        738,119
------------   ------------   ------------   ------------
$ 10,197,436   $  5,892,057   $ 11,589,310   $ 10,948,003
============   ============   ============   ============


$      10.68   $      10.53   $       5.07   $       3.93
============   ============   ============   ============
     955,048        559,622      2,284,158      2,782,834
============   ============   ============   ============

                       See Notes to Financial Statements                 Page 43

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

                                                                                             THE DOW(R)       GLOBAL
                                                                 TARGET       THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10        DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                              ------------   ------------   ------------   ------------

INVESTMENT INCOME:
Dividends...................................................  $    333,513   $     92,019      $ 488,206   $    932,941
Interest....................................................           113             23             99            146
Foreign withholding tax on dividend income..................       (26,558)            --             --        (22,779)
Other.......................................................            --             --              2            248
                                                              ------------   ------------   ------------   ------------
   Total investment income..................................       307,068         92,042        488,307        910,556
                                                              ------------   ------------   ------------   ------------
EXPENSES:
Investment advisory fees....................................        85,879         18,037         68,582        107,387
Membership Interest servicing fees..........................        49,820         10,509         39,808         62,737
12b-1 service fees..........................................        35,783          7,515         28,576         44,744
Licensing fees..............................................        13,966          1,240          6,090             --
Custodian fees..............................................        13,668          4,080          5,054         12,224
Administration fees.........................................        11,594          2,435          9,258         14,497
Audit fees..................................................         8,409          8,409          8,409          8,409
Printing fees...............................................         6,212          6,195          6,209          6,208
Trustees' fees and expenses.................................         4,199            910          3,394          5,507
Legal fees..................................................         1,141            319          1,063          1,571
Other.......................................................         6,605          3,121          4,867         10,429
                                                              ------------   ------------   ------------   ------------
   Total expenses...........................................       237,276         62,770        181,310        273,713
   Fees waived or expenses reimbursed by the
      investment advisor                                           (26,871)       (18,579)       (13,285)       (10,615)
                                                              ------------   ------------   ------------   ------------
Net expenses................................................       210,405         44,191        168,025        263,098
                                                              ------------   ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS)................................        96,663         47,851        320,282        647,458
                                                              ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments..............................................     3,435,481        515,778      1,846,663      2,053,993
   Foreign currency transactions............................            --             --             --          1,350
                                                              ------------   ------------   ------------   ------------
Net realized gain (loss)....................................     3,435,481        515,778      1,846,663      2,055,343
                                                              ------------   ------------   ------------   ------------
Net change in unrealized appreciation (depreciation) on:
   Investments..............................................    (1,338,337)      (376,067)      (816,448)    (1,751,307)
   Foreign currency translation.............................            --             --             --         (3,431)
                                                              ------------   ------------   ------------   ------------
Net change in unrealized appreciation (depreciation)........    (1,338,337)      (376,067)      (816,448)    (1,754,738)
                                                              ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS).....................     2,097,144        139,711      1,030,215        300,605
                                                              ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS................................  $  2,193,807   $    187,562   $  1,350,497   $    948,063
                                                              ============   ============   ============   ============


Page 44                See Notes to Financial Statements

               FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR      TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
------------   ------------   ------------   ------------


$     77,375   $     13,375      $ 125,256   $     13,164
          52             33             63             31
          --         (1,114)        (3,362)            --
          --             --             --             --
------------   ------------   ------------   ------------
      77,427         12,294        121,957         13,195
------------   ------------   ------------   ------------

      29,809         19,122         37,234         35,279
      17,143         11,081         21,414         20,537
      12,420          7,967         15,514         14,700
       2,480          2,480          4,216          5,950
       5,616          4,155         17,085          4,238
       4,024          2,581          5,027          4,763
       8,409          8,409          8,409          8,409
       6,194          6,191          6,194          6,196
       1,502            938          1,877          1,794
         403            308            481            591
       3,266          2,934          5,768          4,025
------------   ------------   ------------   ------------
      91,266         66,166        123,219        106,482

     (18,234)       (19,317)       (38,202)       (20,048)
------------   ------------   ------------   ------------
      73,032         46,849         85,017         86,434
------------   ------------   ------------   ------------
       4,395        (34,555)        36,940        (73,239)
------------   ------------   ------------   ------------


   1,360,881      1,223,887      1,342,788      2,933,635
          --             --             --             --
------------   ------------   ------------   ------------
   1,360,881      1,223,887      1,342,788      2,933,635
------------   ------------   ------------   ------------

    (198,885)      (440,647)    (1,173,709)    (2,236,076)
          --             --             --             --
------------   ------------   ------------   ------------
    (198,885)      (440,647)    (1,173,709)    (2,236,076)
------------   ------------   ------------   ------------
   1,161,996        783,240        169,079        697,559
------------   ------------   ------------   ------------

$  1,166,391   $    748,685   $    206,019   $    624,320
============   ============   ============   ============

                       See Notes to Financial Statements                 Page 45

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

                                                                                             THE DOW(R)       GLOBAL
                                                                 TARGET       THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10        DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                              ------------   ------------   ------------   ------------
OPERATIONS:
Net investment income (loss)................................  $     96,663   $     47,851   $    320,282   $    647,458
Net realized gain (loss)....................................     3,435,481        515,778      1,846,663      2,055,343
Net change in unrealized appreciation (depreciation)........    (1,338,337)      (376,067)      (816,448)    (1,754,738)
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
   from operations..........................................     2,193,807        187,562      1,350,497        948,063
Net increase (decrease) in net assets from Membership
   Interest transactions....................................    (2,153,672)    (1,699,013)    (2,104,588)    (3,884,768)
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) in net assets.......................        40,135     (1,511,451)      (754,091)    (2,936,705)

NET ASSETS:
Beginning of period.........................................    27,840,320      6,796,775     22,280,700     36,489,110
                                                              ------------   ------------   ------------   ------------
End of period...............................................  $ 27,880,455   $  5,285,324   $ 21,526,609   $ 33,552,405
                                                              ============   ============   ============   ============
Accumulated net investment income (loss) at end of period...  $  3,745,061   $  1,458,205   $  6,871,904   $ 12,803,804
                                                              ============   ============   ============   ============




FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                             THE DOW(R)       GLOBAL
                                                                 TARGET       THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10        DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                              ------------   ------------   ------------   ------------
OPERATIONS:
Net investment income (loss)................................  $    224,899   $    122,408   $    628,096   $  1,051,621
Net realized gain (loss)....................................     1,899,883        559,682      1,782,485      1,373,106
Net change in unrealized appreciation (depreciation)........     2,439,952        143,699        990,055        379,935
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
   from operations..........................................     4,564,734        825,789      3,400,636      2,804,662
Net increase (decrease) in net assets from Membership
   Interest transactions....................................    (7,873,139)       523,963     (3,676,476)   (13,200,656)
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) in net assets.......................    (3,308,405)     1,349,752       (275,840)   (10,395,994)

NET ASSETS:
Beginning of period.........................................    31,148,725      5,447,023     22,556,540     46,885,104
                                                              ------------   ------------   ------------   ------------
End of period...............................................  $ 27,840,320   $  6,796,775   $ 22,280,700   $ 36,489,110
                                                              ============   ============   ============   ============
Accumulated net investment income (loss) at end of period...  $  3,648,398   $  1,410,354   $  6,551,622   $ 12,156,346
                                                              ============   ============   ============   ============



Page 46                See Notes to Financial Statements

               FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$      4,395   $   (34,555)  $     36,940    $    (73,239)
   1,360,881      1,223,887      1,342,788      2,933,635
    (198,885)      (440,647)    (1,173,709)    (2,236,076)
------------   ------------   ------------   ------------

   1,166,391        748,685        206,019        624,320

    (464,532)    (2,558,694)       667,819     (2,278,534)
------------   ------------   ------------   ------------
     701,859     (1,810,009)       873,838     (1,654,214)


   9,495,577      7,702,066     10,715,472     12,602,217
------------   ------------   ------------   ------------
$ 10,197,436   $  5,892,057   $ 11,589,310   $ 10,948,003
============   ============   ============   ============
$    122,807   $   (459,964)  $    110,668   $ (1,235,488)
============   ============   ============   ============







               FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$     36,700   $    60,675    $    101,028   $    (92,614)
     983,553        785,702      2,380,335        869,193
     287,594        362,475       (797,208)     2,249,028
------------   ------------   ------------   ------------

   1,307,847      1,208,852      1,684,155      3,025,607

  (1,104,546)     3,671,937     (2,173,079)    (1,634,416)
------------   ------------   ------------   ------------
     203,301      4,880,789       (488,924)     1,391,191


   9,292,276      2,821,277     11,204,396     11,211,026
------------   ------------   ------------   ------------
$  9,495,577   $  7,702,066   $ 10,715,472   $ 12,602,217
============   ============   ============   ============
$    118,412   $   (425,409)  $     73,728   $ (1,162,249)
============   ============   ============   ============


                       See Notes to Financial Statements                 Page 47

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - MEMBERSHIP INTEREST ACTIVITY FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

                                                                                             THE DOW(R)       GLOBAL
                                                                 TARGET       THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10        DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                              ------------   ------------   ------------   ------------
AMOUNT:
Sold........................................................  $  3,390,504   $    678,602   $  3,400,569   $  1,935,224
Redeemed....................................................    (5,544,176)    (2,377,615)    (5,505,157)    (5,819,992)
                                                              ------------   ------------   ------------   ------------
Net increase (decrease).....................................  $ (2,153,672)  $ (1,699,013)  $ (2,104,588)  $ (3,884,768)
                                                              ============   ============   ============   ============
MEMBERSHIP INTEREST:
Sold........................................................       336,083         65,378        349,356         88,483
Redeemed....................................................      (555,639)      (229,305)      (566,579)      (266,391)
                                                              ------------   ------------   ------------   ------------
Net increase (decrease).....................................      (219,556)      (163,927)      (217,223)      (177,908)
                                                              ============   ============   ============   ============



FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - MEMBERSHIP INTEREST ACTIVITY FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                             THE DOW(R)       GLOBAL
                                                                 TARGET       THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10        DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                              ------------   ------------   ------------   ------------
AMOUNT:
Sold........................................................  $  4,478,929   $  3,045,012   $  9,818,508   $  6,387,314
Redeemed....................................................   (12,352,068)    (2,521,049)   (13,494,984)   (19,587,970)
                                                              ------------   ------------   ------------   ------------
Net increase (decrease).....................................  $ (7,873,139)  $    523,963   $ (3,676,476)  $(13,200,656)
                                                              ============   ============   ============   ============
MEMBERSHIP INTEREST:
Sold........................................................       529,774        327,823      1,147,679        323,484
Redeemed....................................................    (1,504,273)      (284,478)    (1,575,247)    (1,027,520)
                                                              ------------   ------------   ------------   ------------
Net increase (decrease).....................................      (974,499)        43,345       (427,568)      (704,036)
                                                              ============   ============   ============   ============



Page 48                See Notes to Financial Statements

               FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$  3,055,741   $  2,179,275   $  3,966,991   $    396,604
  (3,520,273)    (4,737,969)    (3,299,172)    (2,675,138)
------------   ------------   ------------   ------------
$   (464,532)  $ (2,558,694)  $    667,819   $ (2,278,534)
============   ============   ============   ============

     297,653        211,746        780,413        102,626
    (346,848)      (483,022)      (662,102)      (699,078)
------------   ------------   ------------   ------------
     (49,195)      (271,276)       118,311       (596,452)
============   ============   ============   ============







               FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$  3,167,035   $  5,707,099   $  4,121,790   $  1,708,040
  (4,271,581)    (2,035,162)    (6,294,869)    (3,342,456)
------------   ------------   ------------   ------------
$ (1,104,546)  $  3,671,937   $ (2,173,079)  $ (1,634,416)
============   ============   ============   ============

     372,682        686,395        917,024        523,087
    (539,843)      (252,078)    (1,442,739)    (1,069,306)
------------   ------------   ------------   ------------
    (167,161)       434,317       (525,715)      (546,219)
============   ============   ============   ============

                       See Notes to Financial Statements                 Page 49

TARGET MANAGED VIP PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                            6/30/11        ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)    12/31/10      12/31/09      12/31/08      12/31/07      12/31/06
                                           --------      --------      --------      --------      --------      --------
Net asset value, beginning of period ...   $   9.53      $   8.00      $   7.08      $  12.83      $  11.72      $  10.51
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)........       0.03 (a)      0.07 (a)      0.06 (a)      0.08 (a)      0.07 (a)      0.06
Net realized and unrealized gain (loss)        0.76          1.46          0.86         (5.83)         1.04          1.15
                                           --------      --------      --------      --------      --------      --------
Total from investment operations........       0.79          1.53          0.92         (5.75)         1.11          1.21
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period..........   $  10.32      $   9.53      $   8.00      $   7.08      $  12.83      $  11.72
                                           ========      ========      ========      ========      ========      ========
TOTAL RETURN (b)........................       8.29% (c)    19.13% (c)    12.99% (c)   (44.82)% (c)    9.47%        11.51% (c)
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....   $ 27,880      $ 27,840      $ 31,149      $ 32,281      $174,134      $203,868
Ratio of expenses to average net assets
  without fee waivers and expenses
  reimbursed............................       1.66% (d)     1.70%         1.66%         1.51%         1.35%         1.37%
Ratio of expenses to average net assets        1.47% (d)     1.47%         1.47%         1.47%         1.35%         1.37%
Ratio of net investment income (loss)
  to average net assets.................       0.68% (d)     0.81%         0.82%         0.75%         0.53%         0.54%
Portfolio turnover rate.................         79%          101%          111%          155%           88%           94%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.
(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.
(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)   Annualized.


Page 50                See Notes to Financial Statements

The Dow(R) DART 10 Portfolio
Financial Highlights
For a Membership Interest outstanding throughout each period

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                            6/30/11        ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)    12/31/10      12/31/09      12/31/08      12/31/07      12/31/06
                                           --------      --------      --------      --------      --------      --------
Net asset value, beginning of period ...   $  10.11      $   8.66      $   7.60      $  10.63      $  10.56      $   8.41
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)........       0.08          0.20          0.14          0.13          0.11          0.14
Net realized and unrealized gain (loss)        0.21          1.25          0.92         (3.16)        (0.04)         2.01
                                           --------      --------      --------      --------      --------      --------
Total from investment operations........       0.29          1.45          1.06         (3.03)         0.07          2.15
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period..........   $  10.40      $  10.11      $   8.66      $   7.60      $  10.63      $  10.56
                                           ========      ========      ========      ========      ========      ========
TOTAL RETURN (b)........................       2.87% (c)    16.74% (c)    13.95% (c)   (28.50)% (c)    0.66% (c)    25.56%
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....   $  5,285      $  6,797      $  5,447      $  7,081      $ 16,172      $ 27,955
Ratio of expenses to average net assets
  without fee waivers and expenses
  reimbursed............................       2.09% (d)     2.09%         2.13%         1.81%         1.56%         1.47%
Ratio of expenses to average net assets        1.47% (d)     1.47%         1.47%         1.47%         1.47%         1.47%
Ratio of net investment income (loss)
  to average net assets.................       1.59% (d)     2.24%         2.00%         1.42%         1.01%         1.47%
Portfolio turnover rate.................         56%          104%          108%          105%           98%           82%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.
(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.
(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)   Annualized.


                       See Notes to Financial Statements                 Page 51

THE DOW(R) TARGET DIVIDEND PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                            6/30/11        ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)    12/31/10      12/31/09      12/31/08      12/31/07      12/31/06
                                           --------      --------      --------      --------      --------      --------
Net asset value, beginning of period       $   9.32      $   8.00      $   7.01      $  11.79      $  11.66      $   9.87
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)........       0.14          0.24          0.18          0.28          0.25          0.23
Net realized and unrealized gain (loss)        0.44          1.08          0.81         (5.06)        (0.12)         1.56
                                           --------      --------      --------      --------      --------      --------
Total from investment operations........       0.58          1.32          0.99         (4.78)         0.13          1.79
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period..........   $   9.90      $   9.32      $   8.00      $   7.01      $  11.79      $  11.66
                                           ========      ========      ========      ========      ========      ========
TOTAL RETURN (b)........................       6.22% (c)    16.50% (c)    14.12% (c)   (40.54)% (c)    1.12%        18.14%
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....   $ 21,527      $ 22,281      $ 22,557      $ 20,369      $ 82,900      $100,906
Ratio of expenses to average net assets
  without fee waivers and expenses
  reimbursed............................       1.59% (d)     1.60%         1.67%         1.47%         1.36%         1.37%
Ratio of expenses to average net assets        1.47%(d)      1.47%         1.47%         1.47%         1.36%         1.37%
Ratio of net investment income (loss)
  to average net assets.................       2.80% (d)     2.77%         2.83%         2.76%         2.06%         2.11%
Portfolio turnover rate.................         81%          104%          109%          172%           83%           78%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.
(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.
(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)   Annualized.


Page 52                See Notes to Financial Statements

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                            6/30/11        ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)    12/31/10      12/31/09      12/31/08      12/31/07      12/31/06
                                           --------      --------      --------      --------      --------      --------
Net asset value, beginning of period ...   $  21.22      $  19.34      $  13.71      $  23.96      $  21.14      $  15.27
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)........       0.39          0.52          0.11          0.72          0.60          0.63
Net realized and unrealized gain (loss)        0.15          1.36          5.52        (10.97)         2.22          5.24
                                           --------      --------      --------      --------      --------      --------
Total from investment operations........       0.54          1.88          5.63        (10.25)         2.82          5.87
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period..........   $  21.76      $  21.22      $  19.34      $  13.71      $  23.96      $  21.14
                                           ========      ========      ========      ========      ========      ========
TOTAL RETURN (b)........................       2.54% (c)     9.72% (c)    41.06% (c)   (42.78)% (c)   13.34%        38.44%
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....   $ 33,552      $ 36,489      $ 46,885      $ 36,063      $173,741      $128,836
Ratio of expenses to average net assets
  without fee waivers and expenses
  reimbursed............................       1.53% (d)     1.53%         1.53%         1.53%         1.39%         1.47%
Ratio of expenses to average net assets        1.47% (d)     1.47%         1.47%         1.47%         1.39%         1.47%
Ratio of net investment income (loss)
  to average net assets.................       3.62% (d)     2.69%         0.71%         3.47%         2.56%         3.45%
Portfolio turnover rate.................         39%          123%           84%          105%           60%           33%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.
(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.
(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)   Annualized.


                       See Notes to Financial Statements                 Page 53

S&P(R) TARGET 24 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED            YEAR          YEAR          YEAR          YEAR          YEAR
                                            6/30/11           ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)       12/31/10      12/31/09      12/31/08      12/31/07      12/31/06
                                           --------         --------      --------      --------      --------      --------
Net asset value, beginning of period....   $   9.46         $   7.93      $   6.97      $   9.66      $   9.28      $   9.02
                                           --------         --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............       0.00 (a) (b)     0.04 (a)      0.07 (a)      0.01          0.04 (a)     (0.04)
Net realized and unrealized gain (loss)        1.22             1.49          0.89         (2.70)         0.34          0.30
                                           --------         --------      --------      --------      --------      --------
Total from investment operations........       1.22             1.53          0.96         (2.69)         0.38          0.26
                                           --------         --------      --------      --------      --------      --------
Net asset value, end of period..........   $  10.68         $   9.46      $   7.93      $   6.97      $   9.66      $   9.28
                                           ========         ========      ========      ========      ========      ========
TOTAL RETURN (c) (d)....................      12.90%           19.29%        13.77%       (27.85)%        4.10%         2.88%
                                           ========         ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....   $ 10,197         $  9,496      $  9,292      $  7,758      $ 15,789      $ 16,057
Ratio of expenses to average net assets
  without fee waivers and expenses
  reimbursed............................       1.84% (e)        1.95%         2.07%         1.83%         1.55%         1.56%
Ratio of expenses to average net assets        1.47% (e)        1.47%         1.47%         1.47%         1.47%         1.47%
Ratio of net investment income (loss)
  to average net assets.................       0.09% (e)        0.46%         0.97%         0.10%         0.43%        (0.40)%
Portfolio turnover rate.................        104%             135%          142%          202%          115%          106%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.
(b)   Amount represents less than $0.01 per share.
(c) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.
(d) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(e)   Annualized.


Page 54                 See Notes to Financial Statements

NASDAQ(R) TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED            YEAR          YEAR          YEAR          YEAR          YEAR
                                            6/30/11           ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)       12/31/10      12/31/09      12/31/08      12/31/07      12/31/06
                                           --------         --------      --------      --------      --------      --------
Net asset value, beginning of period       $   9.27         $   7.11      $   6.08      $  12.38        $10.17      $   9.34
                                           --------         --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)........      (0.05)            0.12         (0.04)        (0.07)        (0.04)        (0.11)
Net realized and unrealized gain (loss)        1.31             2.04          1.07         (6.23)         2.25          0.94
                                           --------         --------      --------      --------      --------      --------
Total from investment operations...            1.26             2.16          1.03         (6.30)         2.21          0.83
                                           --------         --------      --------      --------      --------      --------
Net asset value, end of period....         $  10.53         $   9.27      $   7.11      $   6.08        $12.38      $  10.17
                                           ========         ========      ========      ========      ========      ========
TOTAL RETURN (b) (c)...............           13.59%           30.38%        16.94%       (50.89)%       21.73%         8.89%
                                           ========         ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....   $  5,892         $  7,702      $  2,821      $  3,177      $ 11,316      $  7,318
Ratio of expenses to average net assets
  without fee waivers and expenses
  reimbursed............................       2.08% (d)        2.49%         2.93%         2.13%         1.76%         1.84%
Ratio of expenses to average net assets        1.47% (d)        1.47%         1.47%         1.47%         1.47%         1.47%
Ratio of net investment income (loss)
  to average net assets.................      (1.08)% (d)       1.52%        (0.68)%       (0.79)%       (0.34)%       (1.08)%
Portfolio turnover rate.................        106%             100%          194%          181%          161%           92%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.
(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.
(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)   Annualized.


                       See Notes to Financial Statements                 Page 55

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED            YEAR          YEAR          YEAR          YEAR          YEAR
                                            6/30/11           ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)       12/31/10      12/31/09      12/31/08    12/31/07 (a)    12/31/06
                                           --------         --------      --------      --------      --------      --------
Net asset value, beginning of period ...   $   4.95         $   4.16      $   3.23      $   5.75      $   5.44      $   5.23
                                           --------         --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)........       0.01             0.04          0.03          0.07          0.09          0.06
Net realized and unrealized gain (loss)        0.11             0.75          0.90         (2.59)         0.22          0.15
                                           --------         --------      --------      --------      --------      --------
Total from investment operations........       0.12             0.79          0.93         (2.52)         0.31          0.21
                                           --------         --------      --------      --------      --------      --------
Net asset value, end of period..........   $   5.07         $   4.95      $   4.16      $   3.23      $   5.75      $   5.44
                                           ========         ========      ========      ========      ========      ========
TOTAL RETURN (c) (d)....................       2.42%           18.99%        28.79%       (43.83)%        5.70%         4.02%
                                           ========         ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....   $ 11,589         $ 10,715      $ 11,204      $  4,708      $ 12,708      $  5,734
Ratio of expenses to average net assets
  without fee waivers and expenses
  reimbursed............................       1.99% (e)        2.01%         2.29%         2.97%         1.92%         1.79%
Ratio of expenses to average net assets        1.37% (e)        1.37%         1.37%         1.37%         1.37%         1.37%
Ratio of net investment income (loss)
  to average net assets.................       0.60% (e)        0.95%         0.92%         1.40%         1.54%         1.14%
Portfolio turnover rate.................         93%             110%           81%          248%          130%           87%

-----------------------------

(a) Effective November 19, 2007, the Portfolio changed its name from First Trust 10 Uncommon Values Portfolio to First Trust Target Focus Four Portfolio.
(b) Per Membership Interest values have been calculated using the average share method.
(c) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.
(d) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(e)   Annualized.


Page 56                See Notes to Financial Statements

VALUE LINE(R) TARGET 25 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                          SIX MONTHS
                                             ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                            6/30/11        ENDED         ENDED         ENDED         ENDED         ENDED
                                          (UNAUDITED)    12/31/10      12/31/09      12/31/08      12/31/07      12/31/06
                                           --------      --------      --------      --------      --------      --------
Net asset value, beginning of period       $   3.73      $   2.86      $   2.67      $   5.91      $   5.00      $   4.86
                                           --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)............      (0.02) (a)    (0.03) (a)    (0.02) (a)    (0.01) (a)    (0.02) (a)    (0.04)
Net realized and unrealized gain (loss)        0.22          0.90          0.21         (3.23)         0.93          0.18
                                           --------      --------      --------      --------      --------      --------
Total from investment operations........       0.20          0.87          0.19         (3.24)         0.91          0.14
                                           --------      --------      --------      --------      --------      --------
Net asset value, end of period..........   $   3.93      $   3.73      $   2.86      $   2.67      $   5.91      $   5.00
                                           ========      ========      ========      ========      ========      ========
TOTAL RETURN (b)........................       5.36% (c)    30.42% (c)     7.12% (c)   (54.82)% (c)   18.20%         2.88%
                                           ========      ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....   $ 10,948      $ 12,602      $ 11,211      $ 15,186      $ 43,998      $ 43,776
Ratio of expenses to average net assets
   without fee waivers and expenses
   reimbursed...........................       1.81% (d)     1.83%         1.80%         1.51%         1.41%         1.41%
Ratio of expenses to average net assets        1.47% (d)     1.47%         1.47%         1.47%         1.41%         1.41%
Ratio of net investment income (loss)
   to average net assets................      (1.25)% (d)   (0.82)%      (0.63)%        (0.22)%       (0.37)%       (0.88)%
Portfolio turnover rate.................        103%          103%          119%          142%          110%          124%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.
(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.
(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d)   Annualized.


                       See Notes to Financial Statements                 Page 57

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2011 (UNAUDITED)


                              1. FUND DESCRIPTION

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a Delaware limited liability company on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.

The Registrant offers eight managed investment portfolios (each a "Portfolio," and collectively, the "Portfolios") as follows:

    Target Managed VIP Portfolio
    The Dow(R) DART 10 Portfolio
    The Dow(R) Target Dividend Portfolio
    Global Dividend Target 15 Portfolio
    S&P(R) Target 24 Portfolio
    NASDAQ(R) Target 15 Portfolio
    First Trust Target Focus Four Portfolio
    Value Line(R) Target 25 Portfolio

Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in Portfolio Membership Interests (each an "Interest," and collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of the applicable Portfolio. Interests are not offered directly to the public. Interests are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B"), a separate account of Prudential Annuities Life Assurance Corporation ("Prudential"), to fund the benefits of variable annuity policies (the "Policies") issued by Prudential. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the Portfolios have indirect rights to the Interests.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each Interest is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Interest is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Portfolio) by the total number of Interests outstanding.

Each Portfolio's investments are valued daily in accordance with valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with provisions of the 1940 Act. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks, and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2011 (UNAUDITED)

All market quotations used in valuing a Portfolio's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Registrant's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value a Portfolio's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect a Portfolio's NAV, First Trust will use a fair value method to value a Portfolio's securities. The use of fair value pricing is governed by valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which a Portfolio might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which a Portfolio might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    foreign currency exchange activity;


      4) the trading prices of financial products that are tied to baskets of foreign securities;

      5)    factors relating to the event that precipitated the pricing problem;

      6)    whether the event is likely to recur; and

      7) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                  o Quoted prices for similar securities in active markets.

                  o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                  o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                  o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Portfolio's investments as of June 30, 2011, is included with each Portfolio's Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2011 (UNAUDITED)

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

C. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in the "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. Unrealized depreciation of $1,768 from dividends receivable in foreign currencies is included in "Dividends receivable" on the Statement of Assets and Liabilities for the Global Dividend Target 15 Portfolio.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income and net realized long-term and short-term capital gains of all Portfolios may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. Currently all distributions paid by a Portfolio will be reinvested by the Portfolio.

E. INCOME TAXES:

The Registrant is a limited liability company with all of its Interests owned by a single entity (Account B). Accordingly, the Registrant is treated as part of the operations of Prudential and is not taxed separately. The Registrant intends to continue to comply with the provisions of Section 817(h) of the Internal Revenue Code, which impose certain diversification requirements upon variable contracts that are based on segregated asset accounts. Under current tax law, interest, dividend income, and capital gains of the Registrant are not currently taxable when left to accumulate within a variable annuity contract. As such, no federal or state income tax provision is required.

F. EXPENSES:

Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. General expenses of the Registrant with the exception of audit and printing fees, which are allocated evenly among the Portfolios, are generally allocated to all the Portfolios based upon the average net assets of each Portfolio.

The Registrant has entered into an Administrative Services Agreement (the "Agreement") with Prudential whereby Prudential provides certain Membership Interests servicing reasonably necessary for the operations of the Portfolios other than the management services provided by First Trust pursuant to the Investment Advisory and Management Agreement. As compensation for the services rendered under the Agreement, Prudential is paid fees at an annual rate of 0.30% of average daily net assets from the Portfolios. These fees are included in "Membership Interest servicing fees" on the Statements of Operations.

First Trust has entered into various licensing agreements, which allow First Trust to use certain trademarks and trade names of the applicable licensors (see Licensing Information in the Additional Information section of this report). The Portfolios are sub-licensees to these license agreements and are required to pay licensing fees, which are shown on the Statements of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2011 (UNAUDITED)

G. ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Portfolios' financial statement disclosures, if any.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Portfolios, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust provides each Portfolio with discretionary investment services and certain administrative services necessary for the management of the Portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Portfolio's average daily net assets.

For the period September 30, 2004 through June 30, 2011, First Trust has contractually agreed to waive fees and reimburse expenses of the Portfolios to limit the total annual fund operating expenses (excluding brokerage expense and extraordinary expenses) to 1.37% for the First Trust Target Focus Four Portfolio and 1.47% for each of the other Portfolios' average daily net assets. Expenses reimbursed and fees waived by First Trust under the Expense Reimbursement, Fee Waiver and Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Portfolio if it results in the Portfolio exceeding an expense ratio equal to the expense cap in place at the time the expenses or fees were reimbursed or waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations. The advisory fee waivers and expense reimbursements for the six months ended June 30, 2011 and the expenses borne by the Advisor subject to reimbursement by each Portfolio at June 30, 2011 were as follows:


                                                             EXPENSES BORNE BY ADVISOR SUBJECT TO REIMBURSEMENT
                                                         -----------------------------------------------------------
                                                                                                  SIX
                                                                                                 MONTHS
                                                         YEAR ENDED   YEAR ENDED   YEAR ENDED    ENDED
                                  FEES       EXPENSES     DECEMBER     DECEMBER     DECEMBER    JUNE 30,
                                 WAIVED     REIMBURSED    31, 2008     31, 2009     31, 2010      2011       TOTAL
                               ----------   ----------   ----------   ----------   ----------   --------   ---------
Target Managed VIP
  Portfolio................    $   26,871   $       --   $   30,984   $   53,913   $   62,766   $ 26,871   $ 174,534
The Dow(R) Dart 10
  Portfolio................        18,037          542       17,505       35,264       33,855     18,579     105,203
The Dow(R) Target Dividend
  Portfolio................        13,285           --          180       34,903       28,538     13,285      76,906
Global Dividend Target 15
  Portfolio................        10,615           --       53,187       21,774       24,765     10,615     110,341
S&P(R) Target 24
  Portfolio................        18,234           --       24,163       43,615       38,449     18,234     124,461
NASDAQ(R) Target 15
  Portfolio................        19,122          195       23,300       40,468       40,900     19,317     123,985
First Trust Target Focus Four
  Portfolio................        37,234          968       82,200       69,680       67,821     38,202     257,903
Value Line(R) Target 25
  Portfolio................        20,048           --       12,577       41,127       40,655     20,048     114,407

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) serves as the Registrant's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, which will be renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, serves as the Registrant's Custodian in accordance with certain fee arrangements.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor, or any of their affiliates ("Independent Trustees"), is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with Board or Committee meetings.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2011 (UNAUDITED)

Additionally, the Lead Independent Trustee is paid $10,000 annually, the Chairman of the Audit Committee is paid $5,000 annually, and each of the Chairmen of the Nominating and Governance Committee and Valuation Committee are paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and equally allocated among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman serve two-year terms before rotating to serve as chairman of another Committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the trusts for serving in such capacities.

                              4. DISTRIBUTION PLAN

The Registrant, on behalf of each Portfolio, has adopted a 12b-1 Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Portfolios will be subject to an annual service fee.

First Trust Portfolios L.P. ("FTP") serves as the selling agent and distributor of Interests of the Portfolios. In this capacity, FTP manages the offering of the Portfolios' Interests and is responsible for all sales and promotional activities. The Plan reimburses FTP for its costs in connection with these activities. FTP also uses the service fee to compensate Prudential for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Portfolio may spend up to 0.25% per year of the average daily net assets of its Interests as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sale and distribution of a Portfolio's Interests including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interest holders and policy owners used in connection with the sale of a Portfolio's Interests, certain other expenses associated with the distribution of the Portfolios, and any distribution-related expenses that may be authorized by the Registrant's Board of Trustees.

During the six months ended June 30, 2011, all service fees received by FTP were paid to Prudential, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Registrant's Board of Trustees and a vote of the Independent Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding U.S. government and short-term investments, for the six months ended June 30, 2011, were as follows:

                                                  PURCHASES           SALES
                                                -------------     -------------
Target Managed VIP Portfolio................     $22,509,840       $24,357,002
The Dow(R) DART 10 Portfolio................       3,339,542         5,000,182
The Dow(R) Target Dividend Portfolio........      18,355,330        20,041,836
Global Dividend Target 15 Portfolio.........      13,806,223        17,467,960
S&P(R) Target 24 Portfolio..................      10,269,338        10,509,228
NASDAQ(R) Target 15 Portfolio...............       6,709,057         9,218,311
First Trust Target Focus Four Portfolio.....      12,034,269        11,322,115
Value Line(R) Target 25 Portfolio...........      12,157,187        14,429,906


                            6. MEMBERSHIP INTERESTS

The Registrant has authorized an unlimited number of Interests without par value of one or more series.

                               7. INDEMNIFICATION

The Registrant has a variety of indemnification obligations under contracts with its service providers. The Registrant's maximum exposure under these arrangements is unknown. However, the Registrant has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2011 (UNAUDITED)


                             8. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Portfolios. For additional information about the risks associated with investing in the Portfolios, please see the Portfolios' prospectus and statement of additional information, as well as other regulatory filings.

MARKET RISK: The principal risk of investing in the Portfolios is market risk. Market risk is the risk that a particular stock in a Portfolio, the Portfolio itself or stocks in general may fall in value. In 2008 and early 2009, securities markets were significantly negatively affected by the financial crises that initially resulted from the downturn in the subprime mortgage market in the U.S. The impact of the financial crises on securities markets has proven to be significant and may be long lasting and may have a substantial impact on the value of the Portfolios. As with any mutual fund investment, loss of money is a risk of investing. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-U.S. SECURITIES INVESTMENT RISK: The Portfolios may invest in non-U.S. securities. Investing in securities of non-U.S. companies and non-U.S. governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many non-U.S. companies and non-U.S. governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

NON-DIVERSIFICATION RISK: Each Portfolio is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Portfolio may therefore invest a relatively high percentage of its assets in a limited number of issuers. This does expose each Portfolio to greater market fluctuations than is experienced by a diversified fund. Each Portfolio is more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

INVESTMENT STRATEGY RISK: Each Portfolio is also exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the Portfolios will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Each Portfolio's relative lack of diversification, possible concentration in a particular industry and passive management style may subject investors to greater market risk than other mutual funds.

SMALL CAP COMPANY RISK: The Target Managed VIP Portfolio and Value Line(R) Target 25 Portfolio invest in small cap stocks, which presents additional risk. Small cap stocks are more vulnerable to market conditions, less liquid and generally experience greater price volatility than stocks of larger capitalization companies.

FINANCIALS SECTOR RISK: The Portfolios may invest in securities of companies in the financial sector. The downturn in the U.S. and world economies has adversely affected banks, thrifts, credit and capital markets, companies involved in the insurance industry and other companies in the financial sectors.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                           JUNE 30, 2011 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Registrant uses to determine how to vote proxies and information on how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                             LICENSING INFORMATION

"Dow Jones Industrial Average(sm)," "DJIA(sm)," "The Dow Jones U.S. Select Dividend Index(sm)," "Dow Industrials(sm)," "The Dow(R)," "Dow 30(sm)," and "The Dow 10(sm)" are service marks or registered trademarks, as applicable, of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust on behalf of the Registrant. None of the Portfolios, including, and in particular, Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio, are endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

"The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of the Nasdaq OMX Group, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Registrant. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE REGISTRANT.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500"
"S&P MidCap 400", "Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by First Trust on behalf of the Registrant. The S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations on behalf of Standard & Poor's.

"Value Line(R)", "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Registrant. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
BNY Mellon Investment Servicing Trust Company
Formerly, PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[Blank Back Cover]

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b)   Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 First Defined Portfolio Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                          ------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  August 22, 2011
    -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James A. Bowen
                          ------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  August 22, 2011
    -------------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                          ------------------------------------------------------
                           Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                           (principal financial officer)

Date  August 22, 2011
    -------------------------

* Print the name and title of each signing officer under his or her signature.